                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                PROSPECTUS FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS
                                FORM P1154 4/00

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                 HOME OFFICE:
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                           TELEPHONE: (800) 352-9910

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This prospectus, dated May 1, 2011, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Choice" in our marketing materials. This contract (RetireReady/SM/ Choice) is no longer offered or sold.

This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):
Invesco V.I. Basic Value Fund -- Series II shares
Invesco V.I. Capital Appreciation Fund -- Series I shares
Invesco V.I. Core Equity Fund -- Series I shares
Invesco V.I. International Growth Fund -- Series II shares
Invesco Van Kampen V.I. Comstock Fund -- Series II shares (formerly, Van Kampen
  Life Investment Trust: Comstock Portfolio -- Class II Shares)
Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares (formerly,
  The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares)

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B
AllianceBernstein Global Thematic Growth Portfolio -- Class B
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:
VP Inflation Protection Fund -- Class II

BLACKROCK VARIABLE SERIES FUNDS, INC.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares
BlackRock Large Cap Growth V.I. Fund -- Class III Shares
BlackRock Value Opportunities V.I. Fund -- Class III Shares

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
Columbia Marsico Growth Fund, Variable Series -- Class A
Columbia Marsico International Opportunities Fund, Variable Series -- Class B

EATON VANCE VARIABLE TRUST:
VT Floating-Rate Income Fund

FEDERATED INSURANCE SERIES:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2

VIP Growth & Income Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares Mutual Shares Securities Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE INVESTMENTS FUNDS, INC.:
Core Value Equity Fund -- Class 1 Shares
Income Fund -- Class 1 Shares
Mid-Cap Equity Fund -- Class 1 Shares
Money Market Fund
Premier Growth Equity Fund -- Class 1 Shares
Real Estate Securities Fund -- Class 1 Shares
S&P 500(R) Index Fund
Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 1 Shares/1/
Total Return Fund -- Class 3 Shares/1/
U.S. Equity Fund -- Class 1 Shares

GENWORTH VARIABLE INSURANCE TRUST:
Genworth Calamos Growth Fund -- Service Shares
Genworth Davis NY Venture Fund -- Service Shares
Genworth Eaton Vance Large Cap Value Fund -- Service Shares
Genworth Enhanced International Index Fund -- Service Shares
Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares Genworth PIMCO StocksPLUS Fund -- Service Shares
Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares (formerly,
  Genworth Columbia Mid Cap Value Fund -- Service Shares)

JANUS ASPEN SERIES:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Investors Trust Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Balanced Fund/VA -- Service Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small- & Mid- Cap Fund(R)/VA -- Service Shares
  (formerly, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares) Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares

PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

THE PRUDENTIAL SERIES FUND:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares

RYDEX VARIABLE TRUST:
NASDAQ-100(R) Fund

WELLS FARGO VARIABLE TRUST:
Wells Fargo Advantage VT Omega Growth Fund -- Class 2 (formerly, Evergreen
  Variable Annuity Trust: Evergreen VA Omega Fund -- Class 2)

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2003:

DREYFUS:
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares/2/

/1/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.
/2/ The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

JANUS ASPEN SERIES:
Enterprise Portfolio -- Service Shares
Global Technology Portfolio -- Service Shares
Janus Portfolio -- Service Shares
Worldwide Portfolio -- Service Shares

PIMCO VARIABLE INSURANCE TRUST:
Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares

THE FOLLOWING PORTFOLIO IS NOT AVAILABLE FOR NEW PURCHASE PAYMENTS OR TRANSFERS OR FOR NEW CONTRACTS ISSUED ON OR AFTER NOVEMBER 15, 2004:

JANUS ASPEN SERIES:
Overseas Portfolio -- Service Shares

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2006:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Mid Cap Value Fund

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) New Discovery Series -- Service Class Shares

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2007:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):
Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares (formerly, Van
  Kampen Life Investment Trust -- Capital Growth Portfolio -- Class II Shares)

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II

Not all of these Portfolios may be available in all states or in all markets.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. YOU BEAR THE INVESTMENT RISK OF INVESTING IN THE PORTFOLIOS.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

A Statement of Additional Information, dated May 1, 2011, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:

                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS

DEFINITIONS.....................................................................  7

FEE TABLES......................................................................  8
   Examples..................................................................... 10

SYNOPSIS........................................................................ 10

CONDENSED FINANCIAL INFORMATION................................................. 12

THE COMPANY..................................................................... 12

FINANCIAL CONDITION OF THE COMPANY.............................................. 13

THE SEPARATE ACCOUNT............................................................ 14
   The Portfolios............................................................... 14
   Subaccounts.................................................................. 15
   Voting Rights................................................................ 25
   Asset Allocation Program..................................................... 25

THE GUARANTEE ACCOUNT........................................................... 31

CHARGES AND OTHER DEDUCTIONS.................................................... 32
   Transaction Expenses......................................................... 32
     Surrender Charge........................................................... 32
     Exceptions to the Surrender Charge......................................... 33
   Deductions from the Separate Account......................................... 33
   Other Charges................................................................ 33

THE CONTRACT.................................................................... 34
   Purchase of the Contract..................................................... 34
   Ownership.................................................................... 35
   Assignment................................................................... 35
   Purchase Payments............................................................ 36
   Valuation Day and Valuation Period........................................... 36
   Allocation of Purchase Payments.............................................. 36
   Valuation of Accumulation Units.............................................. 36

TRANSFERS....................................................................... 37
   Transfers Before the Annuity Commencement Date............................... 37
   Transfers from the Guarantee Account to the Subaccounts...................... 37
   Transfers from the Subaccounts to the Guarantee Account...................... 37
   Transfers Among the Subaccounts.............................................. 37
   Telephone/Internet Transactions.............................................. 38
   Confirmation of Transactions................................................. 39
   Special Note on Reliability.................................................. 39
   Transfers by Third Parties................................................... 39
   Special Note on Frequent Transfers........................................... 39
   Dollar Cost Averaging Program................................................ 41
   Defined Dollar Cost Averaging Program........................................ 42
   Portfolio Rebalancing Program................................................ 42
   Guarantee Account Interest Sweep Program..................................... 42

SURRENDERS AND PARTIAL WITHDRAWALS..............................................  43
   Surrenders and Partial Withdrawals...........................................  43
   Restrictions on Distributions From Certain Contracts.........................  44
   Systematic Withdrawal Program................................................  44
   Annuity Cross Funding Program................................................  45

THE DEATH BENEFIT...............................................................  47
   Death Benefit at Death of Any Annuitant Before the Annuity Commencement Date.  47
   Optional Death Benefit.......................................................  48
   Optional Enhanced Death Benefit..............................................  49
   When We Calculate the Death Benefit..........................................  50
   Death of an Owner or Joint Owner Before the Annuity Commencement Date........  50
   Death of Owner, Joint Owner, or Annuitant On or After the Annuity
     Commencement Date..........................................................  52

INCOME PAYMENTS.................................................................  53
   Income Payments and the Annuity Commencement Date............................  53
   Optional Payment Plans.......................................................  54
   Variable Income Payments.....................................................  55
   Transfers After the Annuity Commencement Date................................  55

TAX MATTERS.....................................................................  55
   Introduction.................................................................  55
   Taxation of Non-Qualified Contracts..........................................  56
   Section 1035 Exchanges.......................................................  58
   Qualified Retirement Plans...................................................  59
   Federal Income Tax Withholding...............................................  63
   State Income Tax Withholding.................................................  63
   Tax Status of the Company....................................................  63
   Federal Estate Taxes.........................................................  63
   Generation-Skipping Transfer Tax.............................................  64
   Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of
     2010.......................................................................  64
   Federal Defense of Marriage Act..............................................  64
   Annuity Purchases by Residents of Puerto Rico................................  64
   Annuity Purchases by Nonresident Aliens and Foreign Corporations.............  64
   Foreign Tax Credits..........................................................  64
   Changes in the Law...........................................................  64

REQUESTING PAYMENTS.............................................................  64

SALE OF THE CONTRACTS...........................................................  65

ADDITIONAL INFORMATION..........................................................  66
   Owner Questions..............................................................  66
   Return Privilege.............................................................  66
   State Regulation.............................................................  67
   Evidence of Death, Age, Gender, Marital Status or Survival...................  67
   Records and Reports..........................................................  67
   Other Information............................................................  67
   Legal Proceedings............................................................  67

APPENDIX A -- THE DEATH BENEFIT................................................. A-1

APPENDIX B -- CONDENSED FINANCIAL INFORMATION................................... B-1

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

ANNUITANT/JOINT ANNUITANT -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

ANNUITY COMMENCEMENT DATE -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

FUND -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

FUNDING ANNUITY -- This variable deferred annuity issued by Genworth Life and Annuity Insurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by Genworth Life and Annuity Insurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

GENERAL ACCOUNt -- Assets of the Company other than those allocated to the Separate Account or any other separate account of the Company.

GUARANTEE ACCOUNT -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

HOME OFFICE -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

PORTFOLIO -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

SEPARATE ACCOUNT -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

SUBACCOUNT -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

SURRENDER VALUE -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

VALUATION DAY -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
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Surrender Charge (as a percentage of purchase      Number of Completed      Surrender Charge as a
 payments partially withdrawn or surrendered)      Years Since We Received  Percentage of the Purchase
                                                   the Purchase Payment     Payment Partially
                                                                            Withdrawn or
                                                                            Surrendered/1,2/
                                                   ----------------------------------------------------
                                                             0                         6%
                                                             1                         6%
                                                             2                         6%
                                                             3                         6%
                                                             4                         5%
                                                             5                         4%
                                                         6 or more                     0%
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 Transfer Charge                                                       $10.00/3 /
-------------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/2/Any partial withdrawals that are immediately allocated to a Scheduled
   Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO
EXPENSES
---------------------------------------------------------------------------------------------------
Annual Contract Charge                                          $30.00/1/
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SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN THE
 SEPARATE ACCOUNT)
---------------------------------------------------------------------------------------------------
                                         Annuitant (Joint Annuitant, if  Either Annuitant Over Age
                                           any) Age 70 or Younger at           70 at Issue
                                                     Issue
                                         ----------------------------------------------------------
 Mortality and Expense Risk Charge                   1.35%                        1.55%
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 Administrative Expense Charge                                    0.15%
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OPTIONAL BENEFITS (AS A PERCENTAGE OF YOUR CONTRACT VALUE AT THE TIME THE CHARGE IS TAKEN)/2/
---------------------------------------------------------------------------------------------------
 Optional Death Benefit Rider                                   0.25%/3/
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 Optional Enhanced Death Benefit Rider                          0.35%/4/
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                                         Annuitant (Joint Annuitant, if  Either Annuitant Over Age
                                           any) Age 70 or Younger at           70 at Issue
                                                     Issue
                                         ----------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES/5/                                         2.10%                        2.30%
---------------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/All charges for the optional benefits are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/3/The charge is based on the Contract Value at the time the charge is assessed.

/4/The charge is based on your average Contract Value for the prior contract year. Currently we deduct 0.20% of your average Contract Value for the prior contract year.

/5/The Maximum Total Separate Account Annual Expenses assume that the owner elects the Optional Death Benefit Rider and the Optional Enhanced Death Benefit Rider. If only one optional rider is elected, or if no options are elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

ANNUAL PORTFOLIO EXPENSES/1/                                                      MINIMUM MAXIMUM
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.43%   2.27%
-------------------------------------------------------------------------------------------------

/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2010, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.38% and 1.78%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLES

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected the Optional Enhanced Death Benefit Rider and the Optional Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,031      $2,014      $2,909       $4,926

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $399       $1,381      $2,364       $4,835

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $490       $1,472      $2,456       $4,926

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account Annual Expenses of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a maximum charge of 0.35% for the Optional Enhanced Death Benefit Rider (deducted annually as a percentage of the prior contract year's Contract Value); and

  . a charge of 0.25% for the Optional Death Benefit Rider (deducted annually as a percentage of the Contract Value).

If one or all of the available rider options are not elected, the expense figures shown above would be lower.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

WHAT IS THE GUARANTEE ACCOUNT? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.

You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.50% (1.70% for contracts where either Annuitant is older than age 70 at the time the contract is issued) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.35% (1.55% for contracts where either Annuitant is older than age 70 at the time the contract is issued). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees, or service share fees, if applicable. See the "Fee Tables" section in this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract --Purchase Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you a monthly income beginning on the Annuity Commencement Date provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE ANNUITY COMMENCEMENT DATE? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death Benefit" provision of this prospectus.

MAY I TRANSFER ASSETS AMONG SUBACCOUNTS AND TO AND FROM THE GUARANTEE
ACCOUNT? Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account, may be subject to certain restrictions. See the "Transfers," "Income Payments --Transfers After the Annuity Commencement Date" and "The Guarantee Account" provisions of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE PARTIAL WITHDRAWALS? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for a qualified distribution from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus for more information.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value PLUS any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the "The Contract -- Allocation of Purchase Payments" provision of this prospectus.

ARE THERE ANY RISKS TO PURCHASING ONE OF THE DEATH BENEFIT RIDER
OPTIONS? Guaranteed benefits provided under the death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

ASSETS IN THE GENERAL ACCOUNT. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products as well, such as group variable annuities offered through retirement plans, term and universal life insurance, Medicare supplement insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of

Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments. You may currently change your future purchase payment allocation without penalty or charges. In addition, there are limitations on the number of transfers that may be made each contract year. See the "Transfers" provision for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

BEFORE CHOOSING A SUBACCOUNT TO WHICH YOU WILL ALLOCATE YOUR PURCHASE PAYMENTS AND CONTRACT VALUE, CAREFULLY READ THE PROSPECTUS FOR EACH PORTFOLIO, ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR EACH PORTFOLIO BY CALLING US AT (800) 352-9910, OR WRITING US AT 6610 WEST BROAD STREET, RICHMOND, VIRGINIA 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time.


                          SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE
                          --------------------------------------------------------------------------
AIM VARIABLE INSURANCE    INVESCO V.I. BASIC VALUE FUND --   Long-term growth of capital.
FUNDS (INVESCO VARIABLE    SERIES II SHARES
INSURANCE FUNDS)
                          --------------------------------------------------------------------------
                          INVESCO V.I. CAPITAL APPRECIATION  Long-term growth of capital.
                          FUND -- SERIES I SHARES
                          --------------------------------------------------------------------------
                          INVESCO V.I. CORE EQUITY FUND --   Long-term growth of capital.
                           SERIES I SHARES
                          --------------------------------------------------------------------------
                          INVESCO V.I. INTERNATIONAL GROWTH  Long-term growth of capital.
                          FUND -- SERIES II SHARES
                          --------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I.            Seeks capital growth and income
                          COMSTOCK FUND -- SERIES II SHARES  through investments in equity
                          (FORMERLY, VAN KAMPEN LIFE         securities, including common stocks,
                          INVESTMENT TRUST: COMSTOCK         preferred stocks and securities
                          PORTFOLIO -- CLASS II SHARES)      convertible into common and preferred
                                                             stocks.
                          --------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I. EQUITY     Seeks both capital appreciation and
                          AND INCOME FUND -- SERIES II       current income.
                          SHARES (FORMERLY, THE UNIVERSAL
                          INSTITUTIONAL FUNDS, INC.: EQUITY
                          AND INCOME PORTFOLIO -- CLASS II
                          SHARES)
                          --------------------------------------------------------------------------
ALLIANCEBERNSTEIN         ALLIANCEBERNSTEIN BALANCED         Seeks to maximize total return
VARIABLE PRODUCTS SERIES  WEALTH STRATEGY PORTFOLIO --       consistent with the adviser's
FUND, INC.                 CLASS B                           determination of reasonable risk.
                          --------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN GLOBAL           Long-term growth of capital.
                          THEMATIC GROWTH PORTFOLIO --
                           CLASS B
                          --------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN GROWTH AND       Long-term growth of capital.
                          INCOME PORTFOLIO -- CLASS B
                          --------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN INTERNATIONAL    Long-term growth of capital.
                          VALUE PORTFOLIO -- CLASS B
                          --------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN LARGE CAP        Long-term growth of capital.
                          GROWTH PORTFOLIO -- CLASS B
                          --------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN SMALL CAP        Long-term growth of capital.
                          GROWTH FUND -- CLASS B
                          --------------------------------------------------------------------------
AMERICAN CENTURY          VP INFLATION PROTECTION FUND --    The fund pursues long-term total
VARIABLE PORTFOLIOS II,    CLASS II                          return using a strategy that seeks to
INC.                                                         protect against U.S. inflation.
                          --------------------------------------------------------------------------
BLACKROCK VARIABLE        BLACKROCK BASIC VALUE V.I.         Seeks capital appreciation, and
SERIES FUNDS, INC.        FUND -- CLASS III SHARES           secondarily, income.

                          --------------------------------------------------------------------------
                          BLACKROCK GLOBAL ALLOCATION V.I.   Seeks high total investment return.
                          FUND -- CLASS III SHARES


                          --------------------------------------------------------------------------
                          BLACKROCK LARGE CAP GROWTH V.I.    Seeks long-term capital growth.
                          FUND -- CLASS III SHARES

                          --------------------------------------------------------------------------

                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                   AS APPLICABLE)
------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.


------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

------------------------------------------------------------------------
Seeks capital growth and income        Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
------------------------------------------------------------------------
Seeks both capital appreciation and    Invesco Advisers, Inc.
current income.




------------------------------------------------------------------------
Seeks to maximize total return         AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.


------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
------------------------------------------------------------------------
Seeks capital appreciation, and        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
Seeks high total investment return.    BlackRock Advisors, LLC
     (subadvised by BlackRock
                                       Investment Management, LLC and
                                       BlackRock International Limited)
------------------------------------------------------------------------
Seeks long-term capital growth.        BlackRock Advisors, LLC
     (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------


                         SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                         -------------------------------------------------------------------------------
                         BLACKROCK VALUE OPPORTUNITIES       Seeks long-term growth of capital.
                         V.I. FUND -- CLASS III SHARES

                         -------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE  COLUMBIA MARSICO GROWTH FUND,       The fund seeks long-term growth of
INSURANCE TRUST I        VARIABLE SERIES -- CLASS A          capital.

                         -------------------------------------------------------------------------------
                         COLUMBIA MARSICO INTERNATIONAL      The fund seeks long-term growth of
                         OPPORTUNITIES FUND, VARIABLE        capital.
                         SERIES -- CLASS B
                         -------------------------------------------------------------------------------
EATON VANCE VARIABLE     VT FLOATING-RATE INCOME FUND        To provide a high level of current
TRUST                                                        income.
                         -------------------------------------------------------------------------------
FEDERATED INSURANCE      FEDERATED HIGH INCOME BOND          Seeks high current income by
SERIES                   FUND II -- SERVICE SHARES           investing in a diversified portfolio of
                                                             high yield, lower-rated corporate
                                                             bonds, commonly referred to as "junk
                                                             bonds."
                         -------------------------------------------------------------------------------
                         FEDERATED KAUFMANN FUND II --       Seeks capital appreciation.
                         SERVICE SHARES


                         -------------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP BALANCED PORTFOLIO --  SERVICE  Seeks income and capital growth
INSURANCE PRODUCTS       CLASS 2                             consistent with reasonable risk.
FUND










                         -------------------------------------------------------------------------------
                         VIP CONTRAFUND(R) PORTFOLIO --      Seeks long-term capital appreciation.
                         SERVICE CLASS 2

                         -------------------------------------------------------------------------------
                         VIP DYNAMIC CAPITAL APPRECIATION    Seeks capital appreciation.
                         PORTFOLIO -- SERVICE CLASS 2

                         -------------------------------------------------------------------------------
                         VIP EQUITY-INCOME PORTFOLIO --      Seeks reasonable income. The fund
                         SERVICE CLASS 2                     will also consider the potential for
                                                             capital appreciation. The fund's goal is
                                                             to achieve a yield which exceeds the
                                                             composite yield on the securities
                                                             comprising the S&P 500(R) Index.
                         -------------------------------------------------------------------------------
                         VIP GROWTH PORTFOLIO --             Seeks to achieve capital appreciation.
                         SERVICE CLASS 2

                         -------------------------------------------------------------------------------
                         VIP GROWTH & INCOME                 Seeks high total return through a
                         PORTFOLIO -- SERVICE CLASS 2        combination of current income and
                                                             capital appreciation.
                         -------------------------------------------------------------------------------
                         VIP INVESTMENT GRADE BOND           Seeks as high a level of current income
                         PORTFOLIO -- SERVICE CLASS 2        as is consistent with the preservation of
                                                             capital.
                         -------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         BlackRock Advisors, LLC
        (subadvised by BlackRock
                                           Investment Management, LLC)
-------------------------------------------------------------------------------
The fund seeks long-term growth of         Columbia Management Investment
capital.                                   Advisers, LLC (subadvised by
                                           Marsico Capital Management, LLC)
-------------------------------------------------------------------------------
The fund seeks long-term growth of         Columbia Management Investment
capital.                                   Advisers, LLC (subadvised by
        Marsico Capital Management, LLC)
-------------------------------------------------------------------------------
To provide a high level of current         Eaton Vance Management
income.
-------------------------------------------------------------------------------
Seeks high current income by               Federated Investment Management
investing in a diversified portfolio of    Company
high yield, lower-rated corporate
bonds, commonly referred to as "junk
bonds."
-------------------------------------------------------------------------------
Seeks capital appreciation.                Federated Equity Management
        Company of Pennsylvania
                                           (subadvised by Federated Global
                                           Investment Management Corp.)
-------------------------------------------------------------------------------
Seeks income and capital growth            Fidelity Management & Research
consistent with reasonable risk.           Company (FMR) (subadvised by
                   Fidelity Investments Money
                                           Management, Inc. (FIMM), FMR
                                           Co., Inc. (FMRC), Fidelity Research
                                           & Analysis Company (FRAC),
                                           Fidelity Management & Research
                                           (U.K.) Inc. (FMR U.K.), Fidelity
                                           International Investment Advisors
                                           (FIIA), Fidelity International
                                           Investment Advisors (U.K.) Limited
                                           (FIIA(U.K.)L), and Fidelity
                                           Investments Japan Limited (FIJ))
-------------------------------------------------------------------------------
Seeks long-term capital appreciation.      FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
-------------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
-------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-------------------------------------------------------------------------------

                                                                                                 ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE                    AS APPLICABLE)
                    -------------------------------------------------------------------------------------------------------------
                    VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.      FMR (subadvised by FMRC, FRAC,
                    SERVICE CLASS 2                                                            FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                               FIJ)
                    -------------------------------------------------------------------------------------------------------------
                    VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.             FMR (subadvised by FMRC, FRAC,
                    SERVICE CLASS 2                                                            FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                               FIJ)
                    -------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES         Seeks to maximize income while          Franklin Advisers, Inc.
VARIABLE INSURANCE  FUND -- CLASS 2 SHARES             maintaining prospects for capital
PRODUCTS TRUST                                         appreciation. The fund normally
                                                       invests in both equity and debt
                                                       securities.
                    -------------------------------------------------------------------------------------------------------------
                    FRANKLIN TEMPLETON VIP FOUNDING    Seeks capital appreciation, with        Franklin Templeton Services, LLC
                    FUNDS ALLOCATION FUND -- CLASS 2   income as a secondary goal. The fund    (the fund's administrator)
                    SHARES/1/                          normally invests equal portions in
                                                       Class 1 shares of Franklin Income
                                                       Securities Fund; Mutual Shares
                                                       Securities Fund; and Templeton
                                                       Growth Securities Fund.
                    -------------------------------------------------------------------------------------------------------------
                    MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with        Franklin Mutual Advisers, LLC
                    CLASS 2 SHARES                     income as a secondary goal. The fund
                                                       normally invests primarily in U.S. and
                                                       foreign equity securities that the
                                                       manager believes are undervalued.
                    -------------------------------------------------------------------------------------------------------------
                    TEMPLETON GROWTH SECURITIES        Seeks long-term capital growth. The     Templeton Global Advisors Limited
                    FUND -- CLASS 2 SHARES             fund normally invests primarily in
                                                       equity securities of companies located
                                                       anywhere in the world, including those
                                                       in the U.S. and in emerging markets.
                    -------------------------------------------------------------------------------------------------------------
GE INVESTMENTS      CORE VALUE EQUITY FUND --          Seeks long-term growth of capital and   GE Asset Management Incorporated
FUNDS, INC.         CLASS 1 SHARES                     future income.
                    -------------------------------------------------------------------------------------------------------------
                    INCOME FUND -- CLASS 1 SHARES      Seeks maximum income consistent         GE Asset Management Incorporated
                                                       with prudent investment management
                                                       and the preservation of capital.
                    -------------------------------------------------------------------------------------------------------------
                    MID-CAP EQUITY FUND --             Seeks long-term growth of capital and   GE Asset Management Incorporated
                    CLASS 1 SHARES/2/                  future income.
                    -------------------------------------------------------------------------------------------------------------
                    MONEY MARKET FUND/3/               Seeks a high level of current income    GE Asset Management Incorporated
                                                       consistent with the preservation of
                                                       capital and the maintenance of
                                                       liquidity.
                    -------------------------------------------------------------------------------------------------------------
                    PREMIER GROWTH EQUITY FUND --      Seeks long-term growth of capital and   GE Asset Management Incorporated
                    CLASS 1 SHARES                     future income rather than current
                                                       income.
                    -------------------------------------------------------------------------------------------------------------
                    REAL ESTATE SECURITIES FUND --     Seeks maximum total return through      GE Asset Management Incorporated
                    CLASS 1 SHARES                     current income and capital              (subadvised by Urdang Securities
                                                       appreciation.                           Management, Inc.)
                    -------------------------------------------------------------------------------------------------------------

                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this fund.

                    /2/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Index.

                    /3/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.


                    SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE
                    ---------------------------------------------------------------------------
                    S&P 500(R) INDEX FUND/1/          Seeks growth of capital and
                                                      accumulation of income that
                                                      corresponds to the investment return of
                                                      S&P's 500 Composite Stock Index.
                    ---------------------------------------------------------------------------
                    SMALL-CAP EQUITY FUND -- CLASS 1  Seeks long-term growth of capital.
                    SHARES






                    ---------------------------------------------------------------------------
                    TOTAL RETURN FUND/2/              Seeks the highest total return,
                                                      composed of current income and
                                                      capital appreciation, as is consistent
                                                      with prudent investment risk.

                    ---------------------------------------------------------------------------
                    U.S. EQUITY FUND -- CLASS 1       Seeks long-term growth of capital.
                    SHARES
                    ---------------------------------------------------------------------------
GENWORTH VARIABLE   GENWORTH CALAMOS GROWTH           The fund's investment objective is
INSURANCE TRUST/3/  FUND -- SERVICE SHARES            long-term capital growth.

                    ---------------------------------------------------------------------------
                    GENWORTH DAVIS NY VENTURE         The fund's investment objective is
                    FUND -- SERVICE SHARES            long-term growth of capital.

                    ---------------------------------------------------------------------------
                    GENWORTH EATON VANCE LARGE CAP    The fund's investment objective is to
                    VALUE FUND -- SERVICE SHARES      seek total return.

                    ---------------------------------------------------------------------------
                    GENWORTH ENHANCED INTERNATIONAL   The fund's investment objective is to
                    INDEX FUND -- SERVICE SHARES      outperform the Morgan Stanley Capital
                                                      International Europe, Australasia and
                                                      Far East Index ("MSCI EAFE Index")
                                                      while maintaining a market level of
                                                      risk.
                    ---------------------------------------------------------------------------
                    GENWORTH GOLDMAN SACHS            The fund's investment objective is to
                    ENHANCED CORE BOND INDEX          seek to outperform the total return
                    FUND -- SERVICE SHARES            performance of the Barclays Capital
                                                      Aggregate Bond Index (the "Bond
                                                      Index") while maintaining a risk level
                                                      commensurate with the Bond Index.
                    ---------------------------------------------------------------------------
                    GENWORTH LEGG MASON               The fund's investment objective is to
                    CLEARBRIDGE AGGRESSIVE GROWTH     seek capital appreciation.
                    FUND -- SERVICE SHARES
                    ---------------------------------------------------------------------------
                    GENWORTH PIMCO STOCKSPLUS         The fund's investment objective is to
                    FUND -- SERVICE SHARES            seek total return which exceeds that of
                                                      the S&P 500 Index.

                    ---------------------------------------------------------------------------

                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
S&P's 500 Composite Stock Index.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.       GE Asset Management Incorporated
                                         (subadvised by Palisade Capital
                                         Management, L.L.C, Champlain
                                         Investment Partners, LLC,
                                         GlobeFlex Capital, LP, Kennedy
                                         Capital Management, Inc. and
                                         SouthernSun Asset Management,
                                         Inc.)
-----------------------------------------------------------------------------
Seeks the highest total return,          GE Asset Management Incorporated
composed of current income and           (subadvised by Kennedy Capital
capital appreciation, as is consistent   Management, Inc., Urdang Securities
with prudent investment risk.            Management, Inc. and Palisade
                                         Capital Management, L.L.C.)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.       GE Asset Management Incorporated

-----------------------------------------------------------------------------
The fund's investment objective is       Genworth Financial Wealth
long-term capital growth.                Management, Inc. (subadvised by
                                         Calamos Advisors LLC)
-----------------------------------------------------------------------------
The fund's investment objective is       Genworth Financial Wealth
long-term growth of capital.             Management, Inc. (subadvised by
                                         Davis Selected Advisers, L.P.)
-----------------------------------------------------------------------------
The fund's investment objective is to    Genworth Financial Wealth
seek total return.                       Management, Inc. (subadvised by
                                         Eaton Vance Management)
-----------------------------------------------------------------------------
The fund's investment objective is to    Genworth Financial Wealth
outperform the Morgan Stanley Capital    Management, Inc.
International Europe, Australasia and
Far East Index ("MSCI EAFE Index")
while maintaining a market level of
risk.
-----------------------------------------------------------------------------
The fund's investment objective is to    Genworth Financial Wealth
seek to outperform the total return      Management, Inc. (subadvised by
performance of the Barclays Capital      Goldman Sachs Asset
Aggregate Bond Index (the "Bond          Management, L.P.)
Index") while maintaining a risk level
commensurate with the Bond Index.
-----------------------------------------------------------------------------
The fund's investment objective is to    Genworth Financial Wealth
seek capital appreciation.               Management, Inc. (subadvised by
        ClearBridge Advisors, LLC)
-----------------------------------------------------------------------------
The fund's investment objective is to    Genworth Financial Wealth
seek total return which exceeds that of  Management, Inc. (subadvised by
the S&P 500 Index.                       Pacific Investment Management
                                         Company LLC)
-----------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                    /2/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                    /3/ Please see the provision below under the heading
                        "Information about the Genworth Variable Insurance Trust" for important information about this Fund.


                       SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                       -------------------------------------------------------------------------------
                       GENWORTH PYRAMIS(R) SMALL/MID       The fund's investment objective is
                       CAP CORE FUND -- SERVICE SHARES     long-term capital appreciation.
                       (FORMERLY, GENWORTH COLUMBIA
                       MID CAP VALUE FUND -- SERVICE
                       SHARES)
                       -------------------------------------------------------------------------------
JANUS ASPEN SERIES     BALANCED PORTFOLIO -- SERVICE       Seeks long-term capital growth,
                       SHARES                              consistent with preservation of capital
                                                           and balanced by current income.
                       -------------------------------------------------------------------------------
                       FORTY PORTFOLIO -- SERVICE SHARES   A non-diversified portfolio/1/ that seeks
                                                           long-term growth of capital.
                       -------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE     Seeks capital appreciation. This
VARIABLE EQUITY TRUST  AGGRESSIVE GROWTH PORTFOLIO --      objective may be changed without
                       CLASS II                            shareholder approval.
                       -------------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE     Seeks long-term capital growth with
                       FUNDAMENTAL ALL CAP VALUE           income as a secondary consideration.
                       PORTFOLIO -- CLASS I                This objective may be changed without
                                                           shareholder approval.
                       -------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) INVESTORS GROWTH STOCK       The fund's investment objective is to
INSURANCE TRUST        SERIES -- SERVICE CLASS SHARES      seek capital appreciation.
                       -------------------------------------------------------------------------------
                       MFS(R) INVESTORS TRUST SERIES --    The fund's investment objective is to
                       SERVICE CLASS SHARES                seek capital appreciation.
                       -------------------------------------------------------------------------------
                       MFS(R) TOTAL RETURN SERIES --       The fund's investment objective is to
                       SERVICE CLASS SHARES                seek total return.
                       -------------------------------------------------------------------------------
                       MFS(R) UTILITIES SERIES -- SERVICE  The fund's investment objective is to
                       CLASS SHARES                        seek total return.
                       -------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER BALANCED FUND/          Seeks a high total investment return,
ACCOUNT FUNDS          VA -- SERVICE SHARES                which includes current income and
                                                           capital appreciation.
                       -------------------------------------------------------------------------------
                       OPPENHEIMER CAPITAL                 Seeks capital appreciation by investing
                       APPRECIATION FUND/VA -- SERVICE     in securities of well-known established
                       SHARES                              companies.
                       -------------------------------------------------------------------------------
                       OPPENHEIMER GLOBAL SECURITIES       Seeks long-term capital appreciation
                       FUND/VA -- SERVICE SHARES           by investing a substantial portion of its
                                                           assets in securities of foreign issuers,
                                                           "growth-type" companies, cyclical
                                                           industries and special situations that
                                                           are considered to have appreciation
                                                           possibilities.
                       -------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET FUND/       Seeks high total return.
                       VA -- SERVICE SHARES
                       -------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET SMALL-      Seeks capital appreciation.
                       & MID- CAP FUND(R)/VA -- SERVICE
                       SHARES (FORMERLY, OPPENHEIMER
                       MAIN STREET SMALL CAP FUND/
                       VA -- SERVICE SHARES)
                       -------------------------------------------------------------------------------
                       OPPENHEIMER SMALL- & MID-CAP        Seeks capital appreciation by investing
                       GROWTH FUND/VA -- SERVICE           in "growth type" companies.
                       SHARES
                       -------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital appreciation.            Management, Inc. (subadvised by
                                           Pyramis Global Advisors, LLC)


-----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
Seeks capital appreciation. This           Legg Mason Partners Fund Advisor,
objective may be changed without           LLC (subadvised by ClearBridge
shareholder approval.                      Advisors, LLC)
-----------------------------------------------------------------------------
Seeks long-term capital growth with        Legg Mason Partners Fund Advisor,
income as a secondary consideration.       LLC (subadvised by ClearBridge
This objective may be changed without      Advisors, LLC)
shareholder approval.
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial
seek total return.                         Services Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
-----------------------------------------------------------------------------
Seeks a high total investment return,      OppenheimerFunds, Inc.
which includes current income and
capital appreciation.
-----------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in securities of well-known established
companies.
-----------------------------------------------------------------------------
Seeks long-term capital appreciation       OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth-type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
-----------------------------------------------------------------------------
Seeks high total return.                   OppenheimerFunds, Inc.

-----------------------------------------------------------------------------
Seeks capital appreciation.                OppenheimerFunds, Inc.




-----------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in "growth type" companies.

-----------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                       SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                       ----------------------------------------------------------------------------
PIMCO VARIABLE         ALL ASSET PORTFOLIO -- ADVISOR     Seeks maximum real return consistent
INSURANCE TRUST        CLASS SHARES                       with preservation of real capital and
                                                          prudent investment management.
                       ----------------------------------------------------------------------------
                       HIGH YIELD PORTFOLIO --            Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                                                          Invests at least 80% of its assets in a
                                                          diversified portfolio of high yield
                                                          securities ("junk bonds") rated below
                                                          investment grade but rated at least Caa
                                                          by Moody's or CCC by S&P, or, if
                                                          unrated, determined by PIMCO to be
                                                          of comparable quality, subject to a
                                                          maximum of 5% of its total assets in
                                                          securities rated Caa by Moody's or
                                                          CCC by S&P, or, if unrated,
                                                          determined by PIMCO to be of
                                                          comparable quality.
                       ----------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                       SHARES                             and prudent investment management.
                       ----------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES  JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of capital.
FUND                   SHARES

                       ----------------------------------------------------------------------------
                       JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.
                       CLASS II SHARES

                       ----------------------------------------------------------------------------
                       NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of capital.
                       CLASS II SHARES

                       ----------------------------------------------------------------------------
RYDEX VARIABLE         NASDAQ-100(R) FUND/1/              Seeks to provide investment results
TRUST                                                     that correspond to a benchmark for
                                                          over-the-counter securities. The fund's
                                                          current benchmark is the NASDAQ
                                                          100 Index(TM).
                       ----------------------------------------------------------------------------
WELLS FARGO            WELLS FARGO ADVANTAGE VT OMEGA     The fund seeks long-term capital
VARIABLE TRUST         GROWTH FUND -- CLASS 2 (FORMERLY,  appreciation.
                       EVERGREEN VARIABLE ANNUITY
                       TRUST -- EVERGREEN VA OMEGA
                       FUND -- CLASS 2)
                       ----------------------------------------------------------------------------

                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks maximum real return consistent     Pacific Investment Management
with preservation of real capital and    Company LLC
prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
 (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
       (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
       (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks to provide investment results      Rydex Advisors II, LLC
that correspond to a benchmark for
over-the-counter securities. The fund's
current benchmark is the NASDAQ
100 Index(TM).
----------------------------------------------------------------------------
The fund seeks long-term capital         Wells Fargo Funds Management,
appreciation.                            LLC (sub-advised by Wells Capital
                                         Management Incorporated)


----------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after May 1, 2003:

                                                                                               ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE                  AS APPLICABLE)
                    ---------------------------------------------------------------------------------------------------------
DREYFUS             THE DREYFUS SOCIALLY RESPONSIBLE   Seeks capital growth, with current      The Dreyfus Corporation
                    GROWTH FUND, INC. -- INITIAL       income as a secondary goal.
                    SHARES
                    ---------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  ENTERPRISE PORTFOLIO -- SERVICE    Seeks long-term growth of capital.      Janus Capital Management LLC
                    SHARES
                    ---------------------------------------------------------------------------------------------------------
                    GLOBAL TECHNOLOGY PORTFOLIO --     Seeks long-term growth of capital.      Janus Capital Management LLC
                    SERVICE SHARES
                    ---------------------------------------------------------------------------------------------------------
                    JANUS PORTFOLIO -- SERVICE SHARES  Seeks long-term growth of capital.      Janus Capital Management LLC
                    ---------------------------------------------------------------------------------------------------------
                    WORLDWIDE PORTFOLIO -- SERVICE     Seeks long-term growth of capital in a  Janus Capital Management LLC
                    SHARES                             manner consistent with preservation of
                                                       capital.
                    ---------------------------------------------------------------------------------------------------------
PIMCO VARIABLE      FOREIGN BOND PORTFOLIO (U.S.       Seeks maximum total return consistent   Pacific Investment Management
INSURANCE TRUST     DOLLAR HEDGED) -- ADMINISTRATIVE   with the preservation of capital and    Company LLC
                    CLASS SHARES                       prudent investment management.
                    ---------------------------------------------------------------------------------------------------------

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                       ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN               INVESTMENT OBJECTIVE               AS APPLICABLE)
                    ------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  OVERSEAS PORTFOLIO -- SERVICE  Seeks long-term growth of capital.  Janus Capital Management LLC
                    SHARES
                    ------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:


                        SUBACCOUNT INVESTING IN                 INVESTMENT OBJECTIVE
                        -----------------------------------------------------------------------
FIDELITY(R) VARIABLE    VIP ASSET MANAGER/SM/          Seeks to obtain high total return with
INSURANCE PRODUCTS      PORTFOLIOS -- SERVICE CLASS 2  reduced risk over the long-term by
FUND                                                   allocating its assets among stocks,
                                                       bonds, and short-term instruments.









                        -----------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS MID CAP VALUE    Seeks long-term capital appreciation.
INSURANCE TRUST         FUND
                        -----------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) NEW DISCOVERY SERIES -- The fund's investment objective is to
INSURANCE TRUST         SERVICE CLASS SHARES           seek capital appreciation.
                        -----------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long-term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
 L.P.
----------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation.              Company
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:

                                                                            ADVISER (AND SUB-ADVISER(S),
                   SUBACCOUNT INVESTING IN           INVESTMENT OBJECTIVE         AS APPLICABLE)
                   --------------------------------------------------------------------------------------
AIM VARIABLE       INVESCO VAN KAMPEN V.I. CAPITAL   Seeks capital growth.    Invesco Advisers, Inc.
INSURANCE FUNDS    GROWTH FUND --  SERIES II SHARES
(INVESCO VARIABLE  (FORMERLY, VAN KAMPEN LIFE
INSURANCE FUNDS)   INVESTMENT TRUST -- CAPITAL
                   GROWTH PORTFOLIO -- CLASS II
                   SHARES)
                   --------------------------------------------------------------------------------------

                                                                                                ADVISER (AND SUB-ADVISER(S),
                       SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE                   AS APPLICABLE)
                       ---------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE  Seeks total return (that is, a        Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST  EQUITY INCOME BUILDER            combination of income and long-term   LLC (subadvised by ClearBridge
                       PORTFOLIO -- CLASS II            capital appreciation). The fund's     Advisors, LLC)
                                                        investment objectives may be changed
                                                        without shareholder approval.
                       ---------------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR SUBACCOUNT OR PORTFOLIO. YOU BEAR THE ENTIRE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE INVESTMENT PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.

INFORMATION ABOUT THE GENWORTH VARIABLE INSURANCE TRUST. The Portfolios of the Genworth Variable Insurance

Trust (the "Genworth VIT") are advised by Genworth Financial Wealth Management, Inc. ("GFWM"), an affiliate of the Company. Like other Portfolios available as investment options under the contracts, each Genworth VIT Portfolio pays fees that are deducted from Genworth VIT Portfolio assets. These fees include a management fee payable to GFWM, "Rule 12b-1 fees" payable to Capital Brokerage Corporation, an affiliate of the Company that serves as the principal underwriter for the Genworth VIT Portfolios and the contracts, and administrative services fees payable to the Company. The management fee payable to GFWM varies among the Genworth VIT Portfolios. A portion of each such management fee is paid to the sub-adviser that provides day-to-day management of the Genworth VIT Portfolio, if applicable, and the remainder is retained by GFWM. Each Genworth VIT Portfolio pays Rule 12b-1 fees at an annual rate of 0.25% of its average daily net assets for certain distribution activities and shareholder services relating to the Genworth VIT Portfolio and also pays administrative service fees at an annual rate of 0.25% of its average daily net assets for certain administrative services relating to the Genworth VIT Portfolio. THROUGH YOUR INDIRECT INVESTMENT IN THE GENWORTH VIT PORTFOLIOS, YOU PAY A PROPORTIONATE SHARE OF THESE EXPENSES AND, BECAUSE GFWM IS AN AFFILIATE OF THE COMPANY, THE COMPANY MAY INDIRECTLY BENEFIT AS A RESULT OF MANAGEMENT AND OTHER FEES RECEIVED BY GFWM AND ITS AFFILIATES FROM A GENWORTH VIT PORTFOLIO. (The minimum and maximum total annual operating expenses of the Portfolios are disclosed in the "Fee Table" section of the contract prospectus. Information concerning each Portfolio's fees and expenses appears in the prospectus for the Portfolio.)

The Genworth Enhanced International Index Fund is a "fund of funds" that pursues its investment objective by investing in exchange-traded funds and index funds. Because the Portfolio pursues its goals by investing in underlying funds, you will bear a proportionate share of the Portfolio's operating expenses and, also, indirectly, the operating expenses of the underlying funds. A Portfolio, as shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds. More information about the Portfolio and the underlying funds, including information about the fees and expenses of the Portfolio and the underlying funds, can be found in the prospectus for the Portfolio.

In general, the total compensation received and retained by the Company and its affiliates (including GFWM) from the Genworth VIT Portfolios (typically, management fees remaining after payment of the sub-adviser plus Rule 12b-1 fees and administrative service fees) will be as high as or greater than the total compensation received from a Portfolio other than a Genworth VIT Portfolio (the payments for administrative services from the Portfolio and/or the adviser and/or distributor of such Portfolio plus any Rule 12b-1 payments received). Therefore, the Company will generally benefit to the extent that a greater portion of your contract assets is allocated to the Genworth VIT Portfolios.

PAYMENTS FROM FUNDS AND FUND AFFILIATES. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.

The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2010 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:

   Eaton Vance Variable Trust:
       VT Floating-Rate Income Fund
   GE Investments Funds, Inc.:
       Total Return Fund -- Class 1 Shares
       Total Return Fund -- Class 3 Shares
   Genworth Variable Insurance Trust:
       Genworth Calamos Growth Fund -- Service Shares
       Genworth Davis NY Venture Fund -- Service Shares
       Genworth Eaton Vance Large Cap Value Fund -- Service Shares
       Genworth Enhanced International Index Fund -- Service Shares
       Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares (formerly, Genworth Legg Mason Western Asset Core Plus Bond Income Fund) Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares (formerly, Genworth Legg Mason Partners Aggressive Growth Fund)
       Genworth PIMCO StocksPLUS Fund -- Service Shares
       Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares (formerly, Genworth Columbia Mid Cap Value Fund -- Service Shares)
   PIMCO Variable Insurance Trust:
       All Asset Portfolio -- Advisor Class Shares
       Foreign Bond Portfolio (U.S. Dollar Hedged) --Administrative Class Shares High Yield Portfolio -- Administrative Class Shares
       Long-Term U.S. Government Portfolio --Administrative Class Shares
       Low Duration Portfolio -- Administrative Class Shares
       Total Return Portfolio -- Administrative Class Shares
   The Prudential Series Fund:
       Jennison Portfolio -- Class II
       Jennison 20/20 Portfolio -- Class II
       Natural Resources Portfolio -- Class II.

   Wells Fargo Variable Trust:
       Wells Fargo Advantage VT Omega Growth Fund -- Class 2 (formerly, Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2 Shares)

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).

The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2010 ranged from 0.05% to 0.50%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.

In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, Eaton Vance Variable Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust,
GE Investments Funds, Inc., Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, and Wells Fargo Variable Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

INFORMATION ABOUT THE FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION
FUND. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

ASSET ALLOCATION PROGRAM

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM AVAILABLE UNDER THE CONTRACT. A COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM. THE PROGRAM MAY BE REFERRED TO AS "EFFICIENT EDGE" IN THE BROCHURE OR OTHER MATERIALS.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

Genworth Financial Wealth Management, Inc. ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.

If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are five Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models.

To provide further diversification benefits beyond the broad asset class allocations, GFWM conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, GFWM exercises its own broad discretion in allocating to sub-asset classes, we may require GFWM to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by GFWM in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by GFWM are all those currently available for contributions of new purchase payments by all contract owners and include the Portfolios of the Genworth Variable Insurance Trust (or "GVIT"), which are advised by GFWM.

GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents, including those of the GVIT Portfolios.

In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

The Asset Allocation Models will include allocations to certain GVIT Portfolios, and GFWM has an incentive to include GVIT

Portfolios in the Asset Allocation Models, and/or to specify greater allocations to such GVIT Portfolios, that results from the compensation received by GFWM and its affiliates relating to the GVIT Portfolios. You should consider this when deciding to invest in accordance with an Asset Allocation Model. Notwithstanding this incentive, GFWM does not intend to give any preference to the GVIT Portfolios when constructing the Asset Allocation Models.

As investment adviser to the GVIT Portfolios, GFWM will not make decisions regarding the purchase and sale of specific securities for the GVIT Portfolios that have sub-advisers -- those decisions are made by the sub-advisers to the GVIT Portfolios -- but GFWM's duties as investment adviser will likely give it access to non-public information about the holdings of those GVIT Portfolios. The Genworth Enhanced International Index Fund is advised by GFWM but does not have a sub-adviser. However, in order to establish a "level playing field" among all the available Portfolios for purposes of developing the Asset Allocation Models, GFWM has established an information barrier between its investment management staff responsible for supervision of the GVIT Portfolio sub-advisers and the investment management staff responsible for developing the Asset Allocation Models. Therefore, contract owners should not assume that the relevant GFWM personnel would be more knowledgeable about the holdings and investment styles of the sub-advised GVIT Portfolios than those of Portfolios advised by third parties. This information barrier does not, however, eliminate the incentive for GFWM personnel to include GVIT Portfolios in the Asset Allocation Models, and/or to recommend greater allocations to GVIT Portfolios, that results from the compensation received by GFWM and its affiliates relating to the GVIT Portfolios.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to each Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

If you elect to participate in the Asset Allocation Program, you must choose one of the five available Models for your allocations. We will not make this decision, nor will GFWM. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding what Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models to reflect any changes in your personal circumstances.

Your registered representative can help you complete the proper forms to change to a different Model.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models

Information concerning the Asset Allocation Models is provided on the following pages. A table disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E is provided on the next page. You should review this information carefully before selecting or changing a Model.

                         MODERATELY                                MODERATELY
   CONSERVATIVE         CONSERVATIVE           MODERATE            AGGRESSIVE           AGGRESSIVE
    ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION
     "MODEL A"            "MODEL B"            "MODEL C"            "MODEL D"            "MODEL E"
--------------------------------------------------------------------------------------------------------
                                           INVESTOR PROFILE
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
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                                          INVESTOR OBJECTIVE
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
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             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                                                              PORTFOLIOS                                    MODEL A MODEL B
----------------------------------------------------------------------------------------------------------------------------
EQUITIES
----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth             Genworth VIT Genworth Calamos Growth Fund -- Service Shares                       0%      1%
                             -----------------------------------------------------------------------------------------------
                             Genworth VIT Genworth Legg Mason ClearBridge Aggressive Growth Fund --
                             Service Shares                                                                    1%      2%
                             -----------------------------------------------------------------------------------------------
                             Janus Aspen Forty Portfolio -- Service Shares                                     1%      2%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual Shares Securities Fund -- Class 2 Shares            1%      2%
                             -----------------------------------------------------------------------------------------------
                             Genworth VIT Genworth Eaton Vance Large Cap Value Fund -- Service Shares          1%      2%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Core               Genworth VIT Genworth PIMCO StocksPLUS Fund -- Service Shares                     4%      8%
                             -----------------------------------------------------------------------------------------------
                             Oppenheimer Main Street Fund/VA -- Service Shares                                 4%      8%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Insurance Series Federated Kaufmann Fund II -- Service Shares           1%      2%
----------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap Core           Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares (formerly,
                             Genworth Columbia Mid Cap Value Fund -- Service Shares)                           1%      2%
----------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap Core           Oppenheimer Main Street Small- & Mid- Cap Fund(R)/VA -- Service Shares
                             (formerly, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares)           2%      4%
----------------------------------------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities Fund/VA -- Service Shares                           1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     Columbia Marsico International Opportunities Fund, Variable Series -- Class B     1%      1%
                             -----------------------------------------------------------------------------------------------
                             Invesco V.I. International Growth Fund -- Series II shares                        1%      1%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein International Value Portfolio -- Class B                        1%      2%
----------------------------------------------------------------------------------------------------------------------------
Natural Resources            Prudential Series Natural Resources Portfolio -- Class II Shares                  0%      0%
----------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real Estate Securities Fund -- Class 1 Shares                0%      1%
----------------------------------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                                                                          20%     40%
----------------------------------------------------------------------------------------------------------------------------

FIXED INCOME
----------------------------------------------------------------------------------------------------------------------------
Medium Duration              Genworth VIT Genworth Goldman Sachs Enhanced Core Bond Index Fund --
                             Service Shares                                                                   20%     15%
                             -----------------------------------------------------------------------------------------------
                             PIMCO VIT Total Return Portfolio -- Administrative Class Shares                  20%     15%
----------------------------------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  32%     22%
----------------------------------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation Protection Fund -- Class II                         5%      5%
----------------------------------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield Portfolio -- Administrative Class Shares                     3%      3%
----------------------------------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                                                                      80%     60%
----------------------------------------------------------------------------------------------------------------------------

                                 PORTFOLIOS                                    MODEL C MODEL D MODEL E
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
Genworth VIT Genworth Calamos Growth Fund -- Service Shares                       1%      2%      2%
------------------------------------------------------------------------------------------------------
Genworth VIT Genworth Legg Mason ClearBridge Aggressive Growth Fund --
Service Shares                                                                    3%      4%      5%
------------------------------------------------------------------------------------------------------
Janus Aspen Forty Portfolio -- Service Shares                                     2%      3%      4%
------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Mutual Shares Securities Fund -- Class 2 Shares            3%      4%      5%
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Genworth VIT Genworth Eaton Vance Large Cap Value Fund -- Service Shares          3%      4%      5%
------------------------------------------------------------------------------------------------------
Genworth VIT Genworth PIMCO StocksPLUS Fund -- Service Shares                    12%     16%     20%
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares                                12%     16%     20%
------------------------------------------------------------------------------------------------------
Federated Insurance Series Federated Kaufmann Fund II -- Service Shares           3%      4%      5%
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Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares (formerly,
Genworth Columbia Mid Cap Value Fund -- Service Shares)                           3%      4%      5%
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Oppenheimer Main Street Small- & Mid- Cap Fund(R)/VA -- Service Shares
(formerly, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares)           6%      8%     10%
------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA -- Service Shares                           3%      5%      5%
------------------------------------------------------------------------------------------------------
Columbia Marsico International Opportunities Fund, Variable Series -- Class B     2%      2%      3%
------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund -- Series II shares                        2%      2%      3%
------------------------------------------------------------------------------------------------------
AllianceBernstein International Value Portfolio -- Class B                        4%      4%      6%
------------------------------------------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II Shares                  0%      1%      1%
------------------------------------------------------------------------------------------------------
GE Investments Funds Real Estate Securities Fund -- Class 1 Shares                1%      1%      1%
------------------------------------------------------------------------------------------------------

                                                                                 60%     80%    100%
------------------------------------------------------------------------------------------------------


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Genworth VIT Genworth Goldman Sachs Enhanced Core Bond Index Fund --
Service Shares                                                                   10%      5%      0%
------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative Class Shares                  10%      2%      0%
------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  12%      5%      0%
------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund -- Class II                         5%      5%      0%
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PIMCO VIT High Yield Portfolio -- Administrative Class Shares                     3%      3%      0%
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                                                                                 40%     20%      0%
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THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS. HOWEVER, THE INTEREST RATES FOR ANY INTEREST RATE GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR CONTRACT.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments taken within the first six years, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge is as follows:

                     SURRENDER CHARGE
NUMBER OF COMPLETED AS A PERCENTAGE OF
  YEARS SINCE WE     THE SURRENDERED
   RECEIVED THE        OR WITHDRAWN
 PURCHASE PAYMENT    PURCHASE PAYMENT
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals previously taken, including surrender charges assessed;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

In addition, any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.50% (1.70% when either Annuitant is older than age 70 when the contract is issued) of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.35% (1.55% when either Annuitant is older than age 70 when the contract is issued). These deductions from the Separate Account are reflected in your Contract Value.

OTHER CHARGES

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Charge for the Optional Death Benefit Rider

We charge you for expenses related to the Optional Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Death Benefit Rider among your Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Death Benefit Rider is equal to an annual rate of 0.25% of your Contract Value at the time of the deduction.

Charge for the Optional Enhanced Death Benefit Rider

We charge you for expenses related to the Optional Enhanced Death Benefit Rider Option, if you elect this option at the time of application, to compensate us for the increased risks and expenses associated with providing this death benefit rider. At the beginning of each contract year after the first, we deduct this charge against the average of your Contract Value at the beginning of the previous contract year and your Contract Value at the end of the previous contract year. At surrender, the charge is made against the average of your Contract Value at the beginning of the current contract year and your Contract Value at surrender. The charge at surrender will be a pro rata portion of the annual charge. We currently charge 0.20% of the average of your Contract Value, however, we reserve the right to charge up to 0.35% of the average of your Contract Value. We will allocate the charge for the Optional Enhanced Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a Non-Qualified Contract as joint owners. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to our Home Office, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

PURCHASE PAYMENTS

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision of this prospectus.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts PLUS the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.

VALUATION OF ACCUMULATION UNITS

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation PLUS 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

TELEPHONE/INTERNET TRANSACTIONS

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON RELIABILITY

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON FREQUENT TRANSFERS

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30-days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the GE Investments Fund, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

DEFINED DOLLAR COST AVERAGING PROGRAM

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to an Asset Allocation Model. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the GE Investments Funds, Inc. -- Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

PORTFOLIO REBALANCING PROGRAM

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Home Office.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

SURRENDERS AND PARTIAL WITHDRAWALS

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for an optional rider and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death Benefit" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

ANNUITY CROSS FUNDING PROGRAM

THE ANNUITY CROSS FUNDING PROGRAM IS NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER AUGUST 17, 2004.

This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity Insurance Company. We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

WHAT IS THE ANNUITY CROSS FUNDING PROGRAM? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision. Systematic Withdrawals that are used in conjunction with the Annuity Cross Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

HOW DOES THE ANNUITY CROSS FUNDING PROGRAM WORK? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Annuity Commencement Date.

There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Purchase Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY IS OFFERED BY A SEPARATE PROSPECTUS. Only variable annuity contracts issued by us or one of our affiliated companies and offered for use in an Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

ANNUITY CROSS FUNDING PROGRAM -- TAX TREATMENT OF THE ANNUITY CONTRACTS. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for federal tax purposes may be adversely affected if certain changes are made to either contract after issue. CHANGING THE ANNUITY COMMENCEMENT DATE FOR THIS FUNDING ANNUITY AND THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY ONCE A CROSS FUNDING PROGRAM HAS BEGUN MAY HAVE ADVERSE TAX CONSEQUENCES, AND YOU SHOULD CONSULT A TAX ADVISER BEFORE MAKING ANY SUCH CHANGE. IN ADDITION, CHANGING THE ANNUITY COMMENCEMENT DATE ON THIS FUNDING ANNUITY MAY CAUSE YOU TO LOSE YOUR RIGHTS TO GUARANTEED MINIMUM INCOME PAYMENTS UNDER THE TERMS OF THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT.

BOTH CONTRACTS MUST HAVE THE SAME OWNER, JOINT OWNER IF ANY, ANNUITANT, AND JOINT ANNUITANT, IF ANY. THE BENEFICIARIES NEED NOT BE THE SAME. CHANGING ANY OWNER, ANNUITANT, OR BENEFICIARY MAY HAVE ADVERSE TAX CONSEQUENCES. YOU SHOULD CONSULT A TAX ADVISER BEFORE MAKING SUCH A CHANGE.

This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. YOU MAY CHOOSE TO RETURN EITHER THIS FUNDING ANNUITY, THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY, OR BOTH CONTRACTS IN ACCORDANCE WITH THE APPLICABLE RETURN PRIVILEGE. RETURNING EITHER THIS FUNDING ANNUITY OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY IN ACCORDANCE WITH THE APPLICABLE RETURN PRIVILEGE WITHOUT ALSO RETURNING THE OTHER CONTACT MAY RESULT IN ADVERSE TAX CONSEQUENCES AND YOU SHOULD CONSULT A TAX ADVISER BEFORE RETURNING ONLY ONE CONTRACT.

Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the Funding Annuity are not permitted. While surrender charges applicable to this Funding Annuity may decline over certain periods, amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. YOU SHOULD BE AWARE THAT THE TAX TREATMENT OF PARTIAL WITHDRAWALS OR SURRENDERS FROM EITHER THIS FUNDING ANNUITY CONTRACT OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT WILL BE AFFECTED BY PARTIAL WITHDRAWALS OR SURRENDERS AS WELL AS GAINS OR LOSSES WITH RESPECT TO THE OTHER CONTRACT. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING PARTIAL WITHDRAWALS OR SURRENDERS FROM THIS FUNDING ANNUITY OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY WHILE PARTICIPATING IN AN ANNUITY CROSS FUNDING PROGRAM.

DEATH BENEFITS WILL BE CALCULATED AND PAID SEPARATELY IN ACCORDANCE WITH THE PROVISIONS OF THIS FUNDING ANNUITY OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY AS THE CASE MAY BE, AND AS DISCLOSED IN THE PROSPECTUS FOR THE RESPECTIVE CONTRACT.

Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING

ANNUITY PAYMENTS TO START UNDER THIS FUNDING ANNUITY AND/OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT AND BEFORE COMMUTING ANY INCOME PAYMENTS BEFORE THE PAYMENT DATE FOR SUCH PAYMENT.

THIS DISCUSSION OF THE ANNUITY CROSS FUNDING PROGRAM DOES NOT ATTEMPT TO ADDRESS THE TAX AND OTHER TREATMENT OF EVERY TRANSACTION THAT COULD BE EFFECTED UNDER THIS FUNDING ANNUITY OR THE SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT IN CONNECTION WITH AN ANNUITY CROSS FUNDING PROGRAM. YOU SHOULD CONSULT A TAX ADVISER BEFORE YOU PURCHASE THIS CONTRACT AND/OR SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT IN CONNECTION WITH AN ANNUITY CROSS FUNDING PROGRAM.

THE DEATH BENEFIT

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE THE ANNUITY COMMENCEMENT DATE

If Any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Optional Death Benefit; and

   (3) the Optional Enhanced Death Benefit.

We automatically provide the Basic Death Benefit to you. The Optional Death Benefit and the Optional Enhanced Death Benefit are available to you for an additional charge.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 15, 2001, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE BASIC DEATH BENEFIT WILL BE AS FOLLOWS:

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at the time the contract is issued, the Basic Death Benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant, PLUS any purchase payments paid since then, adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed); and

   (c) purchase payments accumulated at 5% per contract year until the 80th birthday of the older Annuitant up to a maximum of 200% of purchase payments.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce the death benefit calculated under (b) and (c) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduce your Contract Value.

If any Annuitant is age 81 or older at issue, the Basic Death Benefit, as of the date we receive due proof of death of any Annuitant, equals the greatest of:

   (a) the Contract Value as the date we receive due proof of death of any Annuitant;

   (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant, PLUS any purchase payments paid since then, adjusted for any withdrawals and any applicable premium tax; and

   (c) purchase payments less any partial withdrawals (including any surrender charges and any premium tax assessed).

We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium taxes assessed) reduces your Contract Value.

Please refer to Appendix A in this prospectus for an example of the death benefit calculation.

FOR CONTRACTS ISSUED PRIOR TO MAY 15, 2001, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE BASIC DEATH BENEFIT WILL BE AS FOLLOWS:

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the Basic Death Benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) MINUS (2) PLUS (3), where

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant PLUS any purchase payments made since then adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed);

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death; and

   (c) the sum of (1) MINUS (2) PLUS (3), where:

      (1) is purchase payments accumulated at 5% per year and credited as of the contract anniversary until the 80th birthday of the older of any Annuitant up to a maximum of 200% of purchase payments;

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) and (c)(1) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium taxes assessed) reduces your Contract Value.

If any Annuitant is older than age 80 at issue, the Basic Death Benefit is equal to the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) MINUS (2) PLUS (3), where:

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant PLUS any purchase payments made since then adjusted for any partial withdrawals and any premium tax;

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death; and

   (c) the purchase payments less any partial withdrawals.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) proportionally by the same percentage that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces Contract Value.

We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium tax assessed) reduce your Contract Value.

Please refer to Appendix A for an example of the Basic Death Benefit calculation.

OPTIONAL DEATH BENEFIT

The Optional Death Benefit adds an extra feature to the Basic Death Benefit. Under the Optional Death Benefit, the amount we pay as of the date we receive due proof of death of any Annuitant will be the greater of:

  .  the Basic Death Benefit; and

  . the minimum death benefit as of the date we receive due proof of death. The minimum death benefit is the value of purchase payments increased with interest at 6% per contract year up to 200% of purchase payments.

Partial withdrawals for each contract year (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) up to 6% of purchase payments, calculated at the time of each partial withdrawal, reduce the minimum death benefit by the same amount that the partial withdrawal (including any applicable surrender charge and any premium taxes assessed) reduces Contract Value.

However, once any partial withdrawal in the current or any prior contract year exceeds 6% of purchase payments made under the contract, all partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) from then on will reduce the minimum death benefit proportionately by the same percentage that the partial withdrawals (including any applicable surrender charges and any premium taxes assessed) reduce the Contract Value.

You may only elect the Optional Death Benefit when you apply for a contract. Once elected, the benefit remains in effect while your contract is in force until income payments begin, or until the contract anniversary following the date we receive your request to terminate the benefit. If we receive your request within 30 days following any contract anniversary, you may request that the benefit terminate as of that anniversary.

The Optional Death Benefit may not be available in all states or markets. In addition, to be eligible for this benefit, neither the Annuitant nor the Joint Annuitant (if applicable) may be older than age 75 at the time of issue, unless we approve a different age. We charge an additional amount for this benefit. We guarantee that this charge will not exceed an annual rate of 0.25% of your Contract Value at the time of deduction. See the "Charges for the Optional Death Benefit" provision of this prospectus.

Please refer to Appendix A for an example of the Optional Death Benefit calculation.

OPTIONAL ENHANCED DEATH BENEFIT

The Optional Enhanced Death Benefit (which may be referred to as "Earnings Protector" in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

   (1) the Contract Value at the beginning of the previous contract year; and

   (2) the Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of the average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charges for the Optional Enhanced Death Benefit" provision.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant(s) at issue. Your optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) MINUS (b), where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 70% of purchase payments paid adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) MINUS (b), where:

   (a) is the Contract Value on the date we receive due proof of death; and

   (b) purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 40% of purchase payments paid, adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) first from gain and then from purchase payments paid. For purposes of this benefit, we calculate gain as (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal request;

   (b) is the total of any partial withdrawals, excluding surrender charges, previously taken;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contracts.

WHEN WE CALCULATE THE DEATH BENEFIT

We will calculate the Basic Death Benefit, Optional Death Benefit, and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE ANNUITY COMMENCEMENT DATE

In certain circumstances, federal tax law requires that distributions be made under this contract upon the death of:

  .  an owner or joint owner; or

  . the Annuitant or Joint Annuitant (if the owner is a non-natural entity such as a trust or corporation).

At the death of any owner (or any Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owners;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

DISTRIBUTION RULES. Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in a lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining; or

      (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 701/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

Under payment choice 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary cannot change the payment choice that the owner has selected. If the owner makes a payment choice for the surviving spouse, the spouse may not continue the contract in accordance with the "Distribution Rules" provision of the prospectus. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

AMOUNT OF THE PROCEEDS: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                             AMOUNT OF
     PERSON WHO DIED        PROCEEDS PAID
-------------------------------------------
Owner or Joint Owner       Surrender Value
(who is not an Annuitant)
-------------------------------------------
Owner or Joint Owner       Death Benefit
(who is an Annuitant)
-------------------------------------------
Annuitant                  Death Benefit
-------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF OWNER, JOINT OWNER, OR ANNUITANT ON OR AFTER THE ANNUITY COMMENCEMENT DATE

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

INCOME PAYMENTS

INCOME PAYMENTS AND THE ANNUITY COMMENCEMENT DATE

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS

The following Optional Payment Plans are available under the contract:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- INCOME FOR A FIXED PERIOD. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 3 -- INCOME OF A DEFINITE AMOUNT. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 4 -- INTEREST INCOME. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   OPTIONAL PAYMENT PLAN 5 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If a request for redemption is received for Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one PLUS the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED.   For a contract to be
treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF ASSETS. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL WITHDRAWALS AND SURRENDERS. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

TAXATION OF CROSS FUNDED ANNUITY CONTRACTS. You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

   (1) this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

   (2) amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

   (3) if amounts are distributed from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Annuity Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

   (4) distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

A portion of each aggregate distribution on or after the Annuity Commencement Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Code Section 72(e)(11).

TAXATION OF THE DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date.

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

PENALTY TAXES PAYABLE ON PARTIAL WITHDRAWALS, SURRENDERS, OR INCOME
PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions
(e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax adviser for more information.

SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract for certain purposes;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

          The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. We do not intend to inform another insurance company of any transaction involving this contract or, except when required by IRS forms or regulations, to report any such transaction. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within twelve months of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has not issued any guidance on such transactions or on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATION REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO SATISFY THE IRA OR ROTH IRA QUALIFICATION RULES AND SUBMIT THE ENDORSED CONTRACT TO THE IRS FOR APPROVAL AS TO FORM. IF YOU PURCHASED THE CONTRACT WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE CONTRACT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as certain death benefits, may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO ANOTHER. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section.

We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

DISCLOSURE PURSUANT TO CODE AND ERISA REQUIREMENTS. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program, and GFWM receives no compensation for its asset allocation services. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. In addition, GFWM serves as the investment adviser to the Genworth Variable Insurance Trust and receives advisory fees in varying amounts from the Genworth Variable Insurance Trust Portfolios that have been chosen by GFWM for inclusion in the Asset Allocation Models. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. One broker-dealer offering the contracts, Genworth Financial Services Corporation, is an affiliate of the Company. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

TAX RELIEF, UNEMPLOYMENT INSURANCE REAUTHORIZATION, AND JOB CREATION ACT OF 2010

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the "2010 Act") increases the federal estate tax exemption to $5,000,000 and reduces the federal estate tax rate to 35%; increases the Federal gift tax exemption to $5,000,000 and retains the federal gift tax rate at 35%; and increases the generation-skipping transfer ("GST") tax exemption to $5,000,000 and reduces the GST tax rate to 35%. Commencing in 2012, these exemption amounts will be indexed for inflation.

The estate, gift, and GST provisions of the 2010 Act are only effective until December 31, 2012; after that date, the provisions will sunset, and the federal estate, gift and GST taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

FEDERAL DEFENSE OF MARRIAGE ACT

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. The federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore, spousal continuation provisions in this contract will be subject to the distribution at death requirements imposed on non-spouse beneficiaries by Section 72(s) of the Code. Consult a tax adviser for more information on this subject.

ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. -- source income that is generally subject to United States federal income tax.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

CHANGES IN THE
LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 WestBroad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.)

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms"), that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of Contract Value. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other s ales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.

During 2010, 2009 and 2008, $59.7 million, $64.1 million and $91.1 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2010, 2009 and 2008, no underwriting commissions were paid to Capital Brokerage Corporation. This prospectus describes contracts that were issued prior to May 1, 2003, or prior to the date on which state insurance authorities approved applicable contract modifications. We have, therefore, discontinued offering the contracts described in this prospectus.

ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract PLUS any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL PROCEEDINGS

We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the board of directors may cause the Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

THE DEATH BENEFIT

THE EXAMPLE OF THE BASIC DEATH BENEFIT IS FOR CONTRACTS ISSUED ON OR AFTER MAY 15, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE STATE MODIFICATIONS.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

                                          PURCHASE
                                          PAYMENTS
             ANNUITANT'S END OF CONTRACT ACCUMULATED     BASIC
                 AGE      YEAR   VALUE      AT 5%    DEATH BENEFIT
             -----------------------------------------------------
                 76        1    $103,000  $105,000     $105,000
                 77        2     110,000   110,250      110,250
                 78        3      80,000   115,763      115,763
                 79        4     120,000   121,551      121,551
                 80        5     130,000   127,628      130,000
                 81        6     150,000   127,628      150,000
                 82        7     160,000   127,628      160,000
                 83        8     130,000   127,628      130,000
             -----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

                            PURCHASE CONTRACT     BASIC
                     DATE   PAYMENT   VALUE   DEATH BENEFIT
                    ---------------------------------------
                    3/31/09 $20,000  $20,000     $20,000
                    3/31/17           20,000      20,000
                    3/31/18           14,000      20,000
                    ---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

THE EXAMPLE OF THE BASIC DEATH BENEFIT IS FOR CONTRACTS ISSUED PRIOR TO MAY 15, 2001, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes;

   (4) the Annuitant's age is 75 on the Contract Date; and

   (5) we receive due proof of death on the date of death then:

                                          PURCHASE
                                          PAYMENTS
             END OF ANNUITANT'S CONTRACT ACCUMULATED     BASIC
              YEAR      AGE      VALUE      AT 5%    DEATH BENEFIT
             -----------------------------------------------------
               1        76      $103,000  $105,000     $105,000
               2        77       112,000   110,250      112,000
               3        78        90,000   115,763      115,763
               4        79       135,000   121,551      135,000
               5        80       130,000   127,628      135,000
               6        81       150,000   127,628      150,000
               7        82       125,000   127,628      135,000
               8        83       145,000   127,628      145,000
             -----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any surrender charge) reduces your Contract Value. For example:

                            PURCHASE CONTRACT     BASIC
                     DATE   PAYMENT   VALUE   DEATH BENEFIT
                    ---------------------------------------
                    3/31/09 $20,000  $20,000     $20,000
                    3/31/17      --   20,000      20,000
                    3/31/18      --   14,000      20,000
                    ---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). (This assumes that the Basic Death Benefit immediately before the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of death (i.e., part "a" under the calculation above). It also assumes that the Annuitant and any Joint Annuitant were both younger than age 80 at issue, that no surrender charge applies, and that no premium tax applies to the partial withdrawal.) This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

OPTIONAL DEATH BENEFIT

The following example shows how the Optional Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that the:

   (1) owner purchases the contract for $100,000;

   (2) contract earns a 0% gross return (-2.69% net of fees for the mortality and expense risk charge, administrative expense charge, underlying Portfolio expenses and the Optional Death Benefit rider);

   (3) owner makes no additional purchase payments;

   (4) owner takes annual partial withdrawals equal to 6% of purchase payments; and

   (5) contract is not subject to premium taxes.

                                  PARTIAL
              END OF ANNUITANT'S WITHDRAWAL CONTRACT   OPTIONAL
               YEAR      AGE       AMOUNT    VALUE   DEATH BENEFIT
              ----------------------------------------------------
                         70            --   $100,000   $100,000
                1        71        $6,000     91,310    100,000
                2        72         6,000     82,854    100,000
                3        73         6,000     74,625    100,000
                4        74         6,000     66,618    100,000
                5        75         6,000     58,826    100,000
                6        76         6,000     51,243    100,000
                7        77         6,000     43,865    100,000
                8        78         6,000     36,685    100,000
              ----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 6% or less of purchase payments annually will reduce the Optional Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $6,000 partial withdrawal is made at the end of year 1, the Optional Death Benefit rider immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 6% of purchase payments in any year will reduce the Optional Death Benefit rider on a pro-rata basis (by the proportion that the partial withdrawal, including any surrender charges and any premium taxes assessed) reduces your Contract Value. For example:

                            PURCHASE CONTRACT   OPTIONAL
                     DATE   PAYMENT   VALUE   DEATH BENEFIT
                    ---------------------------------------
                    3/31/09 $20,000  $20,000     $20,000
                    3/31/17      --   20,000      20,000
                    3/31/18      --   14,000      20,000
                    ---------------------------------------

Therefore, if a $7,000 partial withdrawal is made on March 31, 2018, the Optional Death Benefit rider immediately after the partial withdrawal will be $10,000 (50% of $20,000) since the Contract Value ($14,000) is reduced by 50% by the partial withdrawal ($7,000). This is true only if the Optional Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charges and no premium taxes apply to the partial withdrawal.

OPTIONAL ENHANCED DEATH BENEFIT

The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

                  PURCHASE CONTRACT           DEATH   OPTIONAL ENHANCED
          DATE    PAYMENT   VALUE     GAIN   BENEFIT    DEATH BENEFIT
         --------------------------------------------------------------
         8/01/09  $100,000 $100,000 $      0 $100,000      $     0
         8/01/29            300,000  200,000  300,000       70,000
         --------------------------------------------------------------

The Annuitant's death and notification of the death occur on August 1, 2029. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Optional Enhanced Death Benefit under this age scenario cannot exceed 70% of the purchase payments paid ($100,000) under this age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                   EACH ANNUITANT AGE 70 OR YOUNGER AT ISSUE

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $11.20            $11.80          86,342   2010
                                                                            7.70             11.20         134,384   2009
                                                                           16.25              7.70         113,750   2008
                                                                           16.28             16.25         198,694   2007
                                                                           14.63             16.28         228,174   2006
                                                                           14.09             14.63         259,803   2005
                                                                           12.90             14.09         259,631   2004
                                                                           10.00             12.90         106,153   2003
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 5.16            $ 5.87         711,212   2010
                                                                            4.32              5.16         851,065   2009
                                                                            7.63              4.32       1,011,329   2008
                                                                            6.92              7.63       1,407,594   2007
                                                                            6.61              6.92       1,917,703   2006
                                                                            6.16              6.61       1,405,512   2005
                                                                            5.87              6.16       1,619,575   2004
                                                                            4.60              5.87       1,804,002   2003
                                                                            6.17              4.60       1,654,630   2002
                                                                            8.17              6.17       1,194,747   2001
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $10.01            $10.80         501,047   2010
                                                                            7.92             10.01         603,182   2009
                                                                           11.51              7.92         716,674   2008
                                                                           10.81             11.51         912,718   2007
                                                                           10.00             10.81       1,199,090   2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $13.62            $15.10         351,130   2010
                                                                           10.25             13.62         262,790   2009
                                                                           17.49             10.25         279,104   2008
                                                                           15.52             17.49         490,213   2007
                                                                           12.32             15.52         396,174   2006
                                                                           10.63             12.32         281,930   2005
                                                                           10.00             10.63          12,534   2004
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares         $ 9.63            $11.34         190,631   2010
                                                                            5.90              9.63         252,305   2009
                                                                           11.77              5.90         252,277   2008
                                                                           10.25             11.77         322,109   2007
                                                                           10.14             10.25         373,081   2006
                                                                            9.56             10.14         429,820   2005
                                                                            9.09              9.56         462,312   2004
                                                                            7.26              9.09         399,406   2003
                                                                           10.00              7.26          74,816   2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $10.81            $12.32         611,150   2010
                                                                               8.55             10.81         794,399   2009
                                                                              13.52              8.55       1,031,858   2008
                                                                              14.05             13.52       1,560,702   2007
                                                                              12.29             14.05       1,762,048   2006
                                                                              11.99             12.29       1,996,533   2005
                                                                              10.36             11.99       2,071,124   2004
                                                                               8.05             10.36       1,212,109   2003
                                                                              10.00              8.05         221,474   2002
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.96            $ 9.89           7,336   2010
                                                                               7.43              8.96          14,620   2009
                                                                               9.75              7.43           9,487   2008
                                                                              10.00              9.75              --   2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.59            $ 9.33         143,353   2010
                                                                               7.01              8.59         245,625   2009
                                                                              10.19              7.01          22,256   2008
                                                                              10.00             10.19           1,664   2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $13.70            $16.01          41,356   2010
                                                                               9.09             13.70          91,218   2009
                                                                              17.56              9.09          52,275   2008
                                                                              14.87             17.56          39,349   2007
                                                                              13.93             14.87          38,867   2006
                                                                              13.64             13.93          49,963   2005
                                                                              13.18             13.64          57,125   2004
                                                                              10.00             13.18          60,449   2003
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 9.82            $10.92       1,624,461   2010
                                                                               8.29              9.82       1,932,667   2009
                                                                              14.19              8.29       2,530,010   2008
                                                                              13.74             14.19       3,380,870   2007
                                                                              11.92             13.74       4,321,830   2006
                                                                              11.57             11.92       5,046,919   2005
                                                                              10.56             11.57       5,642,154   2004
                                                                               8.11             10.56       6,289,753   2003
                                                                              10.59              8.11       5,524,223   2002
                                                                              10.74             10.59       2,562,292   2001
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $10.20            $10.48         421,752   2010
                                                                               7.70             10.20         534,811   2009
                                                                              16.74              7.70         672,901   2008
                                                                              16.10             16.74       1,052,510   2007
                                                                              12.10             16.10       1,152,850   2006
                                                                              10.54             12.10         540,892   2005
                                                                              10.00             10.54          11,649   2004
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $ 5.72            $ 6.19         786,633   2010
                                                                               4.23              5.72         959,318   2009
                                                                               7.14              4.23       1,180,629   2008
                                                                               6.38              7.14       1,449,523   2007
                                                                               6.52              6.38       1,866,223   2006
                                                                               5.77              6.52       2,059,137   2005
                                                                               5.40              5.77       2,273,168   2004
                                                                               4.45              5.40       2,466,299   2003
                                                                               6.53              4.45       2,674,514   2002
                                                                               8.02              6.53       2,074,845   2001
----------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             $ 7.71            $10.37        407,019    2010
                                                                        5.54              7.71        248,702    2009
                                                                       10.34              5.54        320,726    2008
                                                                        9.24             10.34        429,888    2007
                                                                        8.49              9.24        430,802    2006
                                                                        8.22              8.49        462,258    2005
                                                                        7.29              8.22        690,004    2004
                                                                        4.98              7.29        608,376    2003
                                                                        7.44              4.98        441,469    2002
                                                                        8.67              7.44        332,551    2001
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            $11.31            $11.71        229,394    2010
                                                                       10.42             11.31        189,816    2009
                                                                       10.75             10.42         95,705    2008
                                                                        9.96             10.75         25,426    2007
                                                                        9.96              9.96         28,516    2006
                                                                       10.00              9.96         13,595    2005
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 $10.55            $11.69         96,085    2010
                                                                        8.18             10.55         73,330    2009
                                                                       13.17              8.18         74,631    2008
                                                                       13.17             13.17         97,148    2007
                                                                       10.99             13.17        129,453    2006
                                                                       10.87             10.99         71,429    2005
                                                                       10.00             10.87         53,823    2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           $13.74            $14.86        733,495    2010
                                                                       11.54             13.74        739,864    2009
                                                                       14.59             11.54        717,177    2008
                                                                       12.68             14.59        964,652    2007
                                                                       11.06             12.68         52,400    2006
                                                                       10.00             11.06         15,084    2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            $ 9.62            $10.90         26,152    2010
                                                                        7.71              9.62         24,686    2009
                                                                       13.24              7.71         17,116    2008
                                                                       12.44             13.24         26,351    2007
                                                                       11.82             12.44         78,587    2006
                                                                       10.86             11.82         14,558    2005
                                                                       10.00             10.86          3,550    2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         $ 9.73            $12.30        109,294    2010
                                                                        7.71              9.73         59,768    2009
                                                                       13.10              7.71         48,684    2008
                                                                       13.45             13.10         82,530    2007
                                                                       12.16             13.45         99,349    2006
                                                                       11.21             12.16        100,305    2005
                                                                       10.00             11.21         28,506    2004
---------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A            $13.10            $15.69        301,177    2010
                                                                       10.50             13.10        286,128    2009
                                                                       17.61             10.50        375,344    2008
                                                                       15.22             17.61        795,850    2007
                                                                       14.56             15.22        619,434    2006
                                                                       13.76             14.56        755,361    2005
                                                                       12.36             13.76        637,766    2004
                                                                       10.00             12.36        415,591    2003
---------------------------------------------------------------------------------------------------------------------


                                                                                     ACCUMULATION      ACCUMULATION
                                                                                    UNIT VALUES AT    UNIT VALUES AT
SUBACCOUNTS                                                                       BEGINNING OF PERIOD END OF PERIOD
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         $17.85            $20.00
                                                                                         13.14             17.85
                                                                                         25.90             13.14
                                                                                         21.97             25.90
                                                                                         18.10             21.97
                                                                                         15.37             18.10
                                                                                         13.39             15.37
                                                                                         10.00             13.39
---------------------------------------------------------------------------------------------------------------------
DREYFUS
---------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares                  $ 5.92            $ 6.69
                                                                                          4.49              5.92
                                                                                          6.95              4.49
                                                                                          6.55              6.95
                                                                                          6.09              6.55
                                                                                          5.97              6.09
                                                                                          5.70              5.97
                                                                                          4.60              5.70
                                                                                          6.57              4.60
                                                                                          8.61              6.57
---------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                          $11.12            $11.95
                                                                                          7.82             11.12
                                                                                         10.90              7.82
                                                                                         10.89             10.90
                                                                                         10.48             10.89
                                                                                         10.24             10.48
                                                                                         10.11             10.24
                                                                                          9.97             10.11
                                                                                         10.00              9.97
---------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
---------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                  $14.57            $16.41
                                                                                          9.70             14.57
                                                                                         13.32              9.70
                                                                                         13.11             13.32
                                                                                         12.04             13.11
                                                                                         11.95             12.04
                                                                                         11.01             11.95
                                                                                          9.18             11.01
                                                                                          9.19              9.18
                                                                                          9.21              9.19
---------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                          $16.00            $18.55
                                                                                         12.58             16.00
                                                                                         21.98             12.58
                                                                                         18.50             21.98
                                                                                         16.39             18.50
                                                                                         15.01             16.39
                                                                                         13.31             15.01
                                                                                         10.00             13.31
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                                    $11.26            $12.64
                                                                                          8.88             11.26
                                                                                         12.68              8.88
                                                                                         11.18             12.68
                                                                                         10.59             11.18
                                                                                         10.36             10.59
                                                                                         10.00             10.36
---------------------------------------------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                  ACCUMULATION
                                                                                    UNITS AT
SUBACCOUNTS                                                                       END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B       471,095   2010
                                                                                      482,996   2009
                                                                                      588,351   2008
                                                                                      750,022   2007
                                                                                      816,626   2006
                                                                                      725,504   2005
                                                                                      629,781   2004
                                                                                      235,207   2003
----------------------------------------------------------------------------------------------------
DREYFUS
----------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares                531,649   2010
                                                                                      543,033   2009
                                                                                      581,878   2008
                                                                                      629,413   2007
                                                                                      692,068   2006
                                                                                      731,935   2005
                                                                                      769,615   2004
                                                                                      805,029   2003
                                                                                      826,845   2002
                                                                                      675,670   2001
----------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                        399,954   2010
                                                                                      470,142   2009
                                                                                      194,554   2008
                                                                                      456,252   2007
                                                                                      633,876   2006
                                                                                      663,027   2005
                                                                                      353,270   2004
                                                                                       74,779   2003
                                                                                           --   2002
----------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                601,478   2010
                                                                                      546,603   2009
                                                                                      555,903   2008
                                                                                      768,313   2007
                                                                                      968,217   2006
                                                                                    1,151,493   2005
                                                                                    1,321,309   2004
                                                                                    1,311,907   2003
                                                                                      806,651   2002
                                                                                      264,338   2001
----------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                        257,334   2010
                                                                                      315,562   2009
                                                                                      383,820   2008
                                                                                      490,406   2007
                                                                                      539,707   2006
                                                                                      582,051   2005
                                                                                      559,675   2004
                                                                                      349,744   2003
----------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                                   48,124   2010
                                                                                       44,858   2009
                                                                                       55,220   2008
                                                                                       39,522   2007
                                                                                       65,154   2006
                                                                                       63,676   2005
                                                                                       51,162   2004
----------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $ 9.87            $11.44         144,319   2010
                                                                          7.24              9.87          86,262   2009
                                                                         11.16              7.24          50,633   2008
                                                                         10.43             11.16          75,300   2007
                                                                         10.00             10.43           5,757   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $11.32            $13.03       2,059,197   2010
                                                                          8.48             11.32       2,375,861   2009
                                                                         15.02              8.48       2,962,411   2008
                                                                         13.00             15.02       4,123,191   2007
                                                                         11.85             13.00       4,743,032   2006
                                                                         10.31             11.85       5,170,564   2005
                                                                          9.09             10.31       4,156,766   2004
                                                                          7.20              9.09       3,810,786   2003
                                                                          8.08              7.20       2,661,330   2002
                                                                          9.38              8.08       1,382,938   2001
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $12.79            $14.86          22,396   2010
                                                                          9.56             12.79          22,428   2009
                                                                         16.55              9.56          26,080   2008
                                                                         15.74             16.55          34,197   2007
                                                                         14.04             15.74          49,905   2006
                                                                         11.81             14.04          35,538   2005
                                                                         11.84             11.81          12,432   2004
                                                                         10.00             11.84           1,978   2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $10.42            $11.80       1,447,401   2010
                                                                          8.15             10.42       1,689,693   2009
                                                                         14.46              8.15       2,081,561   2008
                                                                         14.50             14.46       2,782,631   2007
                                                                         12.27             14.50       3,533,441   2006
                                                                         11.80             12.27       3,665,382   2005
                                                                         10.77             11.80       3,827,455   2004
                                                                          8.41             10.77       3,841,811   2003
                                                                         10.31              8.41       2,767,792   2002
                                                                         11.04             10.31       1,247,122   2001
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 5.50            $ 6.72       1,047,479   2010
                                                                          4.37              5.50       1,481,797   2009
                                                                          8.41              4.37       1,538,456   2008
                                                                          6.74              8.41       2,547,728   2007
                                                                          6.43              6.74       2,633,561   2006
                                                                          6.18              6.43       2,991,652   2005
                                                                          6.09              6.18       3,498,411   2004
                                                                          4.66              6.09       3,881,506   2003
                                                                          6.79              4.66       3,322,007   2002
                                                                          8.39              6.79       1,922,646   2001
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 8.41            $ 9.49         449,862   2010
                                                                          6.73              8.41         524,805   2009
                                                                         11.75              6.73         639,991   2008
                                                                         10.67             11.75         789,352   2007
                                                                          9.60             10.67         967,483   2006
                                                                          9.07              9.60       1,091,426   2005
                                                                          8.73              9.07       1,252,574   2004
                                                                          7.18              8.73       1,312,878   2003
                                                                          8.76              7.18       1,005,725   2002
                                                                          9.78              8.76         564,759   2001
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.93            $11.58         104,854   2010
                                                                                    9.61             10.93         128,177   2009
                                                                                   10.11              9.61          54,242   2008
                                                                                   10.00             10.11          24,314   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $18.05            $22.86       1,463,313   2010
                                                                                   13.12             18.05       1,674,476   2009
                                                                                   22.05             13.12       1,978,089   2008
                                                                                   19.41             22.05       2,804,761   2007
                                                                                   17.53             19.41       3,437,477   2006
                                                                                   15.08             17.53       4,262,787   2005
                                                                                   12.28             15.08       4,209,425   2004
                                                                                    9.02             12.28       4,192,112   2003
                                                                                   10.18              9.02       3,315,553   2002
                                                                                   10.71             10.18       1,764,884   2001
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $10.02            $12.47          60,671   2010
                                                                                    6.47             10.02          66,864   2009
                                                                                   13.49              6.47          37,168   2008
                                                                                   12.99             13.49          70,244   2007
                                                                                   11.37             12.99          29,408   2006
                                                                                   11.27             11.37          39,330   2005
                                                                                   10.00             11.27          20,713   2004
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.46            $12.72         603,556   2010
                                                                                    8.58             11.46         728,502   2009
                                                                                   12.38              8.58         898,760   2008
                                                                                   12.12             12.38       1,442,677   2007
                                                                                   10.40             12.12       1,692,906   2006
                                                                                   10.00             10.40         227,416   2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.04            $ 8.73         127,661   2010
                                                                                    6.26              8.04         327,285   2009
                                                                                    9.92              6.26         684,703   2008
                                                                                   10.00              9.92          23,806   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $13.33            $14.60         190,970   2010
                                                                                   10.74             13.33         211,680   2009
                                                                                   17.33             10.74         227,254   2008
                                                                                   17.01             17.33         281,070   2007
                                                                                   14.58             17.01         289,634   2006
                                                                                   13.39             14.58              --   2005
                                                                                   12.07             13.39              --   2004
                                                                                    9.79             12.07              --   2003
                                                                                   10.00              9.79              --   2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.17            $ 8.65          78,970   2010
                                                                                    6.33              8.17         115,390   2009
                                                                                   11.14              6.33         130,138   2008
                                                                                   11.05             11.14         207,306   2007
                                                                                   10.00             11.05         170,313   2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $10.06            $11.06         535,345   2010
                                                                                    8.15             10.06         610,540   2009
                                                                                   12.34              8.15         693,465   2008
                                                                                   11.38             12.34         935,008   2007
                                                                                    9.80             11.38       1,154,798   2006
                                                                                    9.56              9.80       1,240,819   2005
                                                                                    8.86              9.56       1,309,565   2004
                                                                                    7.25              8.86       1,297,580   2003
                                                                                    8.93              7.25         886,920   2002
                                                                                    9.93              8.93         324,700   2001
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $11.72            $12.42         275,801   2010
                                                         11.03             11.72         332,761   2009
                                                         11.80             11.03         490,641   2008
                                                         11.43             11.80         653,627   2007
                                                         11.12             11.43         712,875   2006
                                                         11.06             11.12         758,359   2005
                                                         10.86             11.06         884,453   2004
                                                         10.64             10.86         972,252   2003
                                                         10.00             10.64         522,760   2002
-------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 $15.69            $19.50         862,674   2010
                                                         11.26             15.69         966,404   2009
                                                         18.39             11.26       1,265,988   2008
                                                         16.58             18.39       1,807,293   2007
                                                         15.53             16.58       2,200,187   2006
                                                         14.11             15.53       2,555,474   2005
                                                         12.34             14.11       2,896,695   2004
                                                          9.43             12.34       3,083,477   2003
                                                         11.10              9.43       2,395,303   2002
                                                         11.23             11.10         973,100   2001
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $11.10            $10.94       1,170,927   2010
                                                         11.24             11.10       1,623,315   2009
                                                         11.16             11.24       4,560,068   2008
                                                         10.80             11.16       2,215,617   2007
                                                         10.48             10.80       2,233,560   2006
                                                         10.35             10.48       2,128,477   2005
                                                         10.41             10.35       2,474,231   2004
                                                         10.48             10.41       3,859,456   2003
                                                         10.49             10.48       4,586,472   2002
                                                         10.24             10.49       2,491,984   2001
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $ 8.36            $ 9.19         786,804   2010
                                                          6.12              8.36         905,808   2009
                                                          9.80              6.12       1,121,120   2008
                                                          9.45              9.80       1,454,510   2007
                                                          8.79              9.45       1,783,397   2006
                                                          8.81              8.79       2,226,023   2005
                                                          8.36              8.81       2,515,150   2004
                                                          6.58              8.36       2,888,357   2003
                                                          8.46              6.58       1,831,296   2002
                                                          9.46              8.46         680,022   2001
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $16.60            $21.08         224,208   2010
                                                         12.41             16.60         187,063   2009
                                                         19.70             12.41         234,753   2008
                                                         23.49             19.70         332,043   2007
                                                         17.93             23.49         683,236   2006
                                                         16.28             17.93         597,987   2005
                                                         12.49             16.28         608,135   2004
                                                         10.00             12.49         213,874   2003
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $ 7.63            $ 8.64       2,641,213   2010
                                                          6.14              7.63       3,205,337   2009
                                                          9.95              6.14       3,821,388   2008
                                                          9.62              9.95       5,042,345   2007
                                                          8.46              9.62       6,123,000   2006
                                                          8.22              8.46       7,011,840   2005
                                                          7.55              8.22       8,042,242   2004
                                                          5.98              7.55       8,616,858   2003
                                                          7.82              5.98       6,223,503   2002
                                                          9.04              7.82       2,962,729   2001
-------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                          $13.93            $17.50         748,434
                                                                                    10.81             13.93         818,819
                                                                                    17.58             10.81       1,033,676
                                                                                    17.44             17.58       1,514,458
                                                                                    15.63             17.44       1,926,520
                                                                                    14.48             15.63       2,274,428
                                                                                    12.77             14.48       2,454,764
                                                                                    10.45             12.77       2,503,388
                                                                                    12.31             10.45       1,955,733
                                                                                    11.37             12.31         603,663
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                              $12.12            $13.09         617,098
                                                                                    10.18             12.12         712,298
                                                                                    14.62             10.18         861,128
                                                                                    13.29             14.62       1,306,289
                                                                                    11.86             13.29       1,314,451
                                                                                    11.62             11.86       1,407,131
                                                                                    10.90             11.62       1,321,638
                                                                                     9.20             10.90         617,498
                                                                                    10.00              9.20              --
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                              $ 9.64            $10.38           7,650
                                                                                     8.12              9.64           8,298
                                                                                    11.67              8.12          13,457
                                                                                    10.62             11.67          12,824
                                                                                    10.00             10.62           1,291
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                               $ 9.16            $ 9.95         646,326
                                                                                     7.07              9.16         775,590
                                                                                    11.22              7.07         921,094
                                                                                    10.54             11.22       1,194,911
                                                                                     9.22             10.54       1,752,238
                                                                                     9.13              9.22       1,717,271
                                                                                     8.57              9.13       1,879,920
                                                                                     7.06              8.57       2,080,466
                                                                                     8.87              7.06       1,659,510
                                                                                     9.84              8.87         592,591
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $ 9.52            $11.73         155,473
                                                                                     6.43              9.52          13,063
                                                                                    10.00              6.43              --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 9.04            $ 9.91          17,226
                                                                                     7.02              9.04          10,851
                                                                                    10.00              7.02          13,476
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 8.69            $ 9.34          91,427
                                                                                     7.59              8.69          79,490
                                                                                    10.00              7.59          47,644
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.00            $10.92         100,261
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.32            $11.72         130,390
                                                                                    10.58             11.32          59,069
                                                                                    10.00             10.58          32,723
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $ 9.82            $11.98          37,738
                                                                                     7.47              9.82          75,912
                                                                                    10.00              7.47          56,988
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $10.39            $12.02         143,310
                                                                                     7.24             10.39          97,776
                                                                                    10.00              7.24          80,130
------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                    2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
                                                                             2001
---------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                        2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                         2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
                                                                             2001
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares         $ 8.56            $10.44          77,889   2010
                                                                          6.57              8.56          26,766   2009
                                                                         10.00              6.57          20,309   2008
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                      $10.77            $13.26         152,179   2010
                                                                          8.21             10.77         149,734   2009
                                                                         13.24              8.21         222,044   2008
                                                                         13.03             13.24         332,749   2007
                                                                         11.38             13.03         358,637   2006
                                                                         10.00             11.38         179,288   2005
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                  $12.68            $13.51       1,815,039   2010
                                                                         10.25             12.68       2,265,260   2009
                                                                         12.40             10.25       2,957,858   2008
                                                                         11.42             12.40       3,777,423   2007
                                                                         10.50             11.42       4,664,710   2006
                                                                          9.90             10.50       5,127,508   2005
                                                                          9.28              9.90       5,737,232   2004
                                                                          8.28              9.28       6,267,435   2003
                                                                          9.01              8.28       4,975,892   2002
                                                                          9.62              9.01       2,675,916   2001
-----------------------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Service Shares                                $ 5.13            $ 6.34         501,955   2010
                                                                          3.60              5.13         612,768   2009
                                                                          6.52              3.60         747,823   2008
                                                                          5.44              6.52       1,017,402   2007
                                                                          4.87              5.44       1,395,020   2006
                                                                          4.41              4.87       1,588,278   2005
                                                                          3.72              4.41       1,911,452   2004
                                                                          2.80              3.72       2,018,801   2003
                                                                          3.96              2.80       2,245,759   2002
                                                                          6.65              3.96       1,978,932   2001
-----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                     $ 9.38            $ 9.83         578,776   2010
                                                                          6.52              9.38         700,044   2009
                                                                         11.89              6.52         749,809   2008
                                                                          8.83             11.89       1,154,939   2007
                                                                          8.22              8.83       1,226,367   2006
                                                                          7.41              8.22       1,362,424   2005
                                                                          6.38              7.41       1,542,736   2004
                                                                          5.39              6.38       1,798,845   2003
                                                                          6.50              5.39       1,975,811   2002
                                                                          8.45              6.50       1,732,804   2001
-----------------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                         $ 4.08            $ 5.00         358,179   2010
                                                                          2.64              4.08         349,659   2009
                                                                          4.78              2.64         438,834   2008
                                                                          3.99              4.78         543,007   2007
                                                                          3.76              3.99         702,161   2006
                                                                          3.42              3.76         785,875   2005
                                                                          3.45              3.42         963,951   2004
                                                                          2.39              3.45       1,218,315   2003
                                                                          4.11              2.39       1,069,782   2002
                                                                          6.66              4.11         974,068   2001
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
  Janus Portfolio -- Service Shares                                                   $ 5.95            $ 6.69         435,152
                                                                                        4.44              5.95         545,280
                                                                                        7.49              4.44         628,099
                                                                                        6.63              7.49         824,006
                                                                                        6.06              6.63       1,067,148
                                                                                        5.91              6.06       1,220,149
                                                                                        5.76              5.91       1,452,968
                                                                                        4.45              5.76       1,870,692
                                                                                        6.16              4.45       2,029,501
                                                                                        8.33              6.16       1,961,777
---------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                                $13.59            $16.74         429,306
                                                                                        7.71             13.59         597,124
                                                                                       16.38              7.71         695,022
                                                                                       12.99             16.38         863,929
                                                                                        8.99             12.99       1,089,708
                                                                                        6.92              8.99       1,340,539
                                                                                        5.92              6.92       1,642,963
                                                                                        4.47              5.92       1,933,550
                                                                                        6.11              4.47       1,775,715
                                                                                        8.10              6.11       1,007,321
---------------------------------------------------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                                               $ 5.48            $ 6.23         555,021
                                                                                        4.05              5.48         678,033
                                                                                        7.45              4.05         800,066
                                                                                        6.91              7.45       1,015,959
                                                                                        5.95              6.91       1,344,374
                                                                                        5.72              5.95       1,646,293
                                                                                        5.56              5.72       1,941,176
                                                                                        4.56              5.56       2,235,616
                                                                                        6.23              4.56       2,501,527
                                                                                        8.18              6.23       2,104,608
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $12.14            $14.91          23,159
                                                                                        9.18             12.14          27,567
                                                                                       15.69              9.18          50,285
                                                                                       15.87             15.69         100,632
                                                                                       14.55             15.87         116,288
                                                                                       13.47             14.55         108,862
                                                                                       12.57             13.47         122,071
                                                                                       10.00             12.57          76,004
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 7.74            $ 8.54          35,418
                                                                                        6.41              7.74          40,065
                                                                                       10.00              6.41          37,061
                                                                                       10.00             10.00          38,347
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --              $ 7.56            $ 8.68         114,912
   Class I                                                                              5.93              7.56         142,785
                                                                                        9.50              5.93         189,512
                                                                                       10.00              9.50         240,512
---------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
  Janus Portfolio -- Service Shares                                             2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
                                                                                2001
------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                          2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
                                                                                2001
------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                                         2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
                                                                                2001
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --        2010
   Class I                                                                      2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------

                                                                                                      NUMBER OF
                                                                    ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                   UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                      BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         $ 6.20            $ 6.85         484,330   2010
                                                                         4.53              6.20         653,995   2009
                                                                         7.29              4.53         792,244   2008
                                                                         6.67              7.29       1,208,611   2007
                                                                         6.31              6.67       1,478,612   2006
                                                                         6.14              6.31       1,677,084   2005
                                                                         5.72              6.14       1,921,838   2004
                                                                         4.74              5.72       2,347,086   2003
                                                                         6.66              4.74       2,142,813   2002
                                                                         8.99              6.66       1,364,608   2001
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $ 8.63            $ 9.42         384,644   2010
                                                                         6.92              8.63         459,819   2009
                                                                        10.53              6.92         546,359   2008
                                                                         9.71             10.53         714,819   2007
                                                                         8.75              9.71         870,376   2006
                                                                         8.30              8.75       1,027,552   2005
                                                                         7.58              8.30       1,157,791   2004
                                                                         6.32              7.58       1,281,519   2003
                                                                         8.14              6.32       1,007,148   2002
                                                                         9.85              8.14         593,065   2001
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $ 8.57            $11.47         759,190   2010
                                                                         5.34              8.57         870,388   2009
                                                                         8.96              5.34         899,405   2008
                                                                         8.90              8.96       1,049,776   2007
                                                                         8.00              8.90       1,364,643   2006
                                                                         7.73              8.00       1,518,201   2005
                                                                         7.39              7.73       1,863,863   2004
                                                                         5.62              7.39       2,286,167   2003
                                                                         8.37              5.62       1,648,636   2002
                                                                         8.97              8.37         655,162   2001
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $12.64            $13.65          47,619   2010
                                                                        10.90             12.64          48,259   2009
                                                                        14.25             10.90          39,487   2008
                                                                        13.92             14.25          61,797   2007
                                                                        12.66             13.92          53,527   2006
                                                                        12.53             12.66          30,997   2005
                                                                        11.46             12.53              --   2004
                                                                        10.03             11.46              --   2003
                                                                        10.00             10.03              --   2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $14.73            $16.47         527,657   2010
                                                                        11.26             14.73         671,494   2009
                                                                        18.37             11.26         834,733   2008
                                                                        14.63             18.37       1,182,851   2007
                                                                        11.34             14.63       1,445,536   2006
                                                                         9.87             11.34       1,613,480   2005
                                                                         7.72              9.87       1,676,857   2004
                                                                         5.78              7.72       1,759,979   2003
                                                                         7.61              5.78       1,374,700   2002
                                                                        10.23              7.61         980,989   2001
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                       $ 8.28            $ 9.19          42,548   2010
                                                                         6.91              8.28          35,373   2009
                                                                        12.44              6.91          52,189   2008
                                                                        12.21             12.44         114,076   2007
                                                                        11.18             12.21         160,876   2006
                                                                        10.95             11.18         207,455   2005
                                                                        10.00             10.95          98,542   2004
----------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares            $12.51            $13.45          50,085   2010
                                                                          8.81             12.51          78,596   2009
                                                                         16.46              8.81          84,606   2008
                                                                         14.68             16.46         117,375   2007
                                                                         13.84             14.68         142,776   2006
                                                                         13.40             13.84         147,798   2005
                                                                         12.76             13.40         161,887   2004
                                                                          9.91             12.76         122,880   2003
                                                                         10.00              9.91              --   2002
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares               $11.23            $12.80       1,335,455   2010
                                                                          8.18             11.23       1,647,659   2009
                                                                         13.92              8.18       2,043,908   2008
                                                                         13.33             13.92       2,839,684   2007
                                                                         11.53             13.33       3,473,931   2006
                                                                         10.26             11.53       4,081,122   2005
                                                                          8.76             10.26       4,392,377   2004
                                                                          6.23              8.76       3,908,257   2003
                                                                          8.14              6.23       2,874,285   2002
                                                                          9.41              8.14       1,173,001   2001
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                     $ 7.85            $ 8.95       1,183,407   2010
                                                                          6.22              7.85       1,283,590   2009
                                                                         10.30              6.22       1,524,989   2008
                                                                         10.04             10.30       1,850,580   2007
                                                                          8.88             10.04       2,348,254   2006
                                                                          8.52              8.88       2,663,816   2005
                                                                          7.93              8.52       2,978,587   2004
                                                                          6.37              7.93       3,182,842   2003
                                                                          7.98              6.37       2,416,746   2002
                                                                          9.03              7.98       1,225,222   2001
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares           $15.35            $18.60         178,932   2010
                                                                         11.38             15.35         222,246   2009
                                                                         18.64             11.38         236,870   2008
                                                                         19.19             18.64         322,478   2007
                                                                         16.99             19.19         341,018   2006
                                                                         15.72             16.99         298,608   2005
                                                                         13.39             15.72         359,787   2004
                                                                          9.43             13.39         154,944   2003
                                                                         10.00              9.43              --   2002
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares         $10.72            $13.43          32,861   2010
                                                                          8.23             10.72          16,035   2009
                                                                         16.45              8.23          23,988   2008
                                                                         15.75             16.45          39,951   2007
                                                                         15.57             15.75          63,671   2006
                                                                         14.11             15.57          57,536   2005
                                                                         12.00             14.11          40,202   2004
                                                                         10.00             12.00          31,057   2003
-----------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                           $11.32            $12.60         576,823   2010
                                                                          9.46             11.32         276,666   2009
                                                                         11.43              9.46         378,682   2008
                                                                         10.72             11.43         526,980   2007
                                                                         10.41             10.72         153,555   2006
                                                                         10.00             10.41         208,245   2005
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares         $14.32            $15.30         149,702
                                                                                      12.57             14.32         154,354
                                                                                      13.08             12.57         162,555
                                                                                      12.81             13.08         265,471
                                                                                      12.73             12.81         341,070
                                                                                      12.29             12.73         450,582
                                                                                      11.82             12.29         433,766
                                                                                      11.74             11.82         469,809
                                                                                      11.01             11.74         331,497
                                                                                      10.39             11.01          60,974
--------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                                $14.87            $16.77       1,085,058
                                                                                      10.76             14.87       1,470,950
                                                                                      14.29             10.76       1,409,271
                                                                                      14.01             14.29       1,658,386
                                                                                      13.04             14.01       2,052,352
                                                                                      12.72             13.04       2,410,503
                                                                                      11.79             12.72       2,805,993
                                                                                       9.74             11.79       3,095,818
                                                                                      10.01              9.74       1,560,301
                                                                                       9.93             10.01         455,290
--------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares                 $17.59            $19.33         419,670
                                                                                      18.67             17.59         524,750
                                                                                      16.16             18.67         807,168
                                                                                      14.95             16.16         943,363
                                                                                      15.01             14.95       1,094,262
                                                                                      14.54             15.01       1,275,120
                                                                                      13.73             14.54       1,552,347
                                                                                      13.41             13.73       1,909,660
                                                                                      11.58             13.41       2,260,974
                                                                                      11.11             11.58         731,764
--------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                              $11.84            $12.28         511,948
                                                                                      10.61             11.84         542,312
                                                                                      10.82             10.61         358,337
                                                                                      10.23             10.82         306,466
                                                                                       9.99             10.23          82,073
                                                                                      10.00              9.99          30,722
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                              $16.62            $17.70       3,017,265
                                                                                      14.80             16.62       3,497,772
                                                                                      14.34             14.80       3,794,796
                                                                                      13.39             14.34       4,760,655
                                                                                      13.09             13.39       5,735,337
                                                                                      12.97             13.09       6,336,363
                                                                                      12.55             12.97       7,019,543
                                                                                      12.13             12.55       7,893,864
                                                                                      11.29             12.13       6,030,723
                                                                                      10.58             11.29       1,677,230
--------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                              $ 3.73            $ 4.35         332,432
                                                                                       2.49              3.73         498,419
                                                                                       4.35              2.49         536,870
                                                                                       3.75              4.35         809,551
                                                                                       3.60              3.75       1,086,223
                                                                                       3.61              3.60       1,046,887
                                                                                       3.35              3.61       1,427,093
                                                                                       2.34              3.35       2,079,819
                                                                                       3.89              2.34       1,222,970
                                                                                       6.09              3.89         956,271
--------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares   2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
-----------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                          2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
-----------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares           2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
-----------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                        2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                        2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
-----------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
-----------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                        2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
-----------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $13.88            $15.24         13,651    2010
                                                                  9.89             13.88         13,781    2009
                                                                 16.07              9.89         18,742    2008
                                                                 14.63             16.07         20,912    2007
                                                                 14.65             14.63         26,636    2006
                                                                 13.04             14.65         29,997    2005
                                                                 12.12             13.04          9,471    2004
                                                                 10.00             12.12            970    2003
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $18.80            $19.88        132,485    2010
                                                                 12.13             18.80        219,602    2009
                                                                 20.32             12.13        133,722    2008
                                                                 18.73             20.32        158,924    2007
                                                                 16.74             18.73        287,252    2006
                                                                 14.01             16.74        108,768    2005
                                                                 12.33             14.01          8,957    2004
                                                                 10.00             12.33          1,058    2003
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $20.76            $26.07        309,098    2010
                                                                 11.95             20.76        400,665    2009
                                                                 25.91             11.95        279,076    2008
                                                                 17.81             25.91        337,699    2007
                                                                 14.86             17.81        229,503    2006
                                                                 10.00             14.86         49,596    2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.60         28,675    2010
---------------------------------------------------------------------------------------------------------------

                    EACH ANNUITANT AGE 70 OR OLDER AT ISSUE

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $11.05            $11.62         12,566    2010
                                                                               7.61             11.05         21,677    2009
                                                                              16.10              7.61         25,427    2008
                                                                              16.16             16.10         44,117    2007
                                                                              14.55             16.16         51,597    2006
                                                                              14.04             14.55         58,958    2005
                                                                              12.89             14.04         56,285    2004
                                                                              10.00             12.89         28,723    2003
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 5.06            $ 5.74        329,374    2010
                                                                               4.25              5.06        420,440    2009
                                                                               7.52              4.25        504,779    2008
                                                                               6.83              7.52        614,165    2007
                                                                               6.53              6.83        751,952    2006
                                                                               6.11              6.53        598,696    2005
                                                                               5.83              6.11        630,556    2004
                                                                               4.58              5.83        653,295    2003
                                                                               6.15              4.58        492,333    2002
                                                                               8.16              6.15        402,172    2001
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.93            $10.70        143,080    2010
                                                                               7.87              9.93        176,144    2009
                                                                              11.47              7.87        237,281    2008
                                                                              10.79             11.47        316,977    2007
                                                                              10.00             10.79        408,524    2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $13.48            $14.92        100,437    2010
                                                                              10.16             13.48         91,440    2009
                                                                              17.38             10.16        109,474    2008
                                                                              15.46             17.38        170,450    2007
                                                                              12.30             15.46        103,460    2006
                                                                              10.63             12.30         60,213    2005
                                                                              10.00             10.63            128    2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $ 9.48            $11.14         55,638    2010
                                                                               5.82              9.48         62,557    2009
                                                                              11.64              5.82         80,988    2008
                                                                              10.15             11.64         85,436    2007
                                                                              10.06             10.15        102,319    2006
                                                                               9.51             10.06        105,821    2005
                                                                               9.06              9.51        126,287    2004
                                                                               7.25              9.06        141,153    2003
                                                                              10.00              7.25         28,068    2002
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $10.64            $12.11        313,395    2010
                                                                               8.43             10.64        380,522    2009
                                                                              13.36              8.43        468,422    2008
                                                                              13.92             13.36        586,450    2007
                                                                              12.20             13.92        647,542    2006
                                                                              11.92             12.20        671,403    2005
                                                                              10.33             11.92        850,212    2004
                                                                               8.03             10.33        505,139    2003
                                                                              10.00              8.03        124,088    2002
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.91            $ 9.82          2,520    2010
                                                                               7.40              8.91             --    2009
                                                                               9.74              7.40             --    2008
                                                                              10.00              9.74             --    2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 8.55            $ 9.27          99,431   2010
                                                                            6.99              8.55         216,831   2009
                                                                           10.18              6.99             537   2008
                                                                           10.00             10.18              --   2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $13.87            $16.16          42,255   2010
                                                                            9.21             13.87          50,559   2009
                                                                           17.84              9.21           4,405   2008
                                                                           15.14             17.84          21,457   2007
                                                                           14.21             15.14          12,306   2006
                                                                           13.94             14.21           9,458   2005
                                                                           13.50             13.94           9,038   2004
                                                                            9.55             13.50           5,456   2003
                                                                           10.00              9.55              --   2002
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 9.64            $10.69         627,441   2010
                                                                            8.15              9.64         788,147   2009
                                                                           13.97              8.15       1,022,567   2008
                                                                           13.56             13.97       1,264,530   2007
                                                                           11.79             13.56       1,701,766   2006
                                                                           11.47             11.79       1,847,980   2005
                                                                           10.49             11.47       2,110,569   2004
                                                                            8.07             10.49       2,294,230   2003
                                                                           10.56              8.07       1,945,868   2002
                                                                           10.73             10.56         823,614   2001
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $10.09            $10.35         139,733   2010
                                                                            7.64             10.09         193,266   2009
                                                                           16.64              7.64         224,241   2008
                                                                           16.03             16.64         292,591   2007
                                                                           12.07             16.03         362,333   2006
                                                                           10.54             12.07         147,151   2005
                                                                           10.00             10.54             632   2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 5.61            $ 6.06         353,144   2010
                                                                            4.16              5.61         419,220   2009
                                                                            7.04              4.16         469,945   2008
                                                                            6.30              7.04         573,805   2007
                                                                            6.45              6.30         701,746   2006
                                                                            5.71              6.45         778,138   2005
                                                                            5.36              5.71         850,701   2004
                                                                            4.42              5.36       1,026,722   2003
                                                                            6.51              4.42       1,131,234   2002
                                                                            8.01              6.51         801,128   2001
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $ 7.56            $10.15          96,682   2010
                                                                            5.45              7.56          66,968   2009
                                                                           10.19              5.45          69,008   2008
                                                                            9.12             10.19          95,294   2007
                                                                            8.39              9.12         100,308   2006
                                                                            8.14              8.39         119,915   2005
                                                                            7.24              8.14         183,063   2004
                                                                            4.95              7.24         192,441   2003
                                                                            7.42              4.95         131,546   2002
                                                                            8.66              7.42          60,003   2001
-------------------------------------------------------------------------------------------------------------------------


                                                                                     ACCUMULATION      ACCUMULATION
                                                                                    UNIT VALUES AT    UNIT VALUES AT
SUBACCOUNTS                                                                       BEGINNING OF PERIOD END OF PERIOD
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                              $11.20            $11.57
                                                                                         10.34             11.20
                                                                                         10.69             10.34
                                                                                          9.93             10.69
                                                                                          9.95              9.93
                                                                                         10.00              9.95
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   $10.43            $11.53
                                                                                          8.11             10.43
                                                                                         13.07              8.11
                                                                                         13.10             13.07
                                                                                         10.96             13.10
                                                                                         10.86             10.96
                                                                                         10.00             10.86
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             $13.61            $14.69
                                                                                         11.45             13.61
                                                                                         14.51             11.45
                                                                                         12.64             14.51
                                                                                         11.05             12.64
                                                                                         10.00             11.05
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              $ 9.51            $10.76
                                                                                          7.64              9.51
                                                                                         13.15              7.64
                                                                                         12.38             13.15
                                                                                         11.78             12.38
                                                                                         10.85             11.78
                                                                                         10.00             10.85
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           $ 9.62            $12.13
                                                                                          7.64              9.62
                                                                                         13.00              7.64
                                                                                         13.38             13.00
                                                                                         12.12             13.38
                                                                                         11.20             12.12
                                                                                         10.00             11.20
---------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              $12.93            $15.45
                                                                                         10.38             12.93
                                                                                         17.44             10.38
                                                                                         15.11             17.44
                                                                                         14.48             15.11
                                                                                         13.71             14.48
                                                                                         12.34             13.71
                                                                                         10.00             12.34
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         $17.61            $19.69
                                                                                         12.99             17.61
                                                                                         25.65             12.99
                                                                                         21.81             25.65
                                                                                         18.00             21.81
                                                                                         15.32             18.00
                                                                                         13.37             15.32
                                                                                         10.00             13.37
---------------------------------------------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                  ACCUMULATION
                                                                                    UNITS AT
SUBACCOUNTS                                                                       END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           127,221    2010
                                                                                     134,734    2009
                                                                                      52,923    2008
                                                                                       8,805    2007
                                                                                       7,943    2006
                                                                                       8,798    2005
----------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                 88,166    2010
                                                                                      16,580    2009
                                                                                      23,438    2008
                                                                                      28,297    2007
                                                                                      58,885    2006
                                                                                      10,154    2005
                                                                                       8,172    2004
----------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                           98,972    2010
                                                                                     176,834    2009
                                                                                     144,897    2008
                                                                                     629,400    2007
                                                                                      20,763    2006
                                                                                      10,881    2005
----------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                             5,851    2010
                                                                                       5,846    2009
                                                                                       3,507    2008
                                                                                       9,682    2007
                                                                                       6,810    2006
                                                                                       7,156    2005
                                                                                       5,082    2004
----------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                         73,040    2010
                                                                                      12,584    2009
                                                                                      15,639    2008
                                                                                      19,019    2007
                                                                                      19,661    2006
                                                                                      23,714    2005
                                                                                       6,504    2004
----------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                           129,320    2010
                                                                                      87,816    2009
                                                                                     111,043    2008
                                                                                     372,324    2007
                                                                                     154,264    2006
                                                                                     154,313    2005
                                                                                     121,977    2004
                                                                                     145,922    2003
----------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B       83,453    2010
                                                                                      94,160    2009
                                                                                     117,454    2008
                                                                                     153,428    2007
                                                                                     166,616    2006
                                                                                     156,748    2005
                                                                                     118,009    2004
                                                                                      50,645    2003
----------------------------------------------------------------------------------------------------

                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
DREYFUS
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares         $ 5.80            $ 6.55         42,594    2010
                                                                                 4.41              5.80         45,292    2009
                                                                                 6.85              4.41         60,056    2008
                                                                                 6.46              6.85         61,910    2007
                                                                                 6.02              6.46         70,882    2006
                                                                                 5.91              6.02        109,011    2005
                                                                                 5.66              5.91        118,886    2004
                                                                                 4.57              5.66        136,956    2003
                                                                                 6.55              4.57        146,505    2002
                                                                                 8.60              6.55        127,736    2001
------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 $10.95            $11.75        244,066    2010
                                                                                 7.72             10.95        363,652    2009
                                                                                10.78              7.72         83,620    2008
                                                                                10.79             10.78        192,411    2007
                                                                                10.40             10.79        194,603    2006
                                                                                10.19             10.40        211,313    2005
                                                                                10.08             10.19        174,415    2004
                                                                                 9.96             10.08         49,642    2003
                                                                                10.00              9.96             --    2002
------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                         $14.29            $16.06        210,587    2010
                                                                                 9.53             14.29        214,462    2009
                                                                                13.12              9.53        317,382    2008
                                                                                12.94             13.12        414,601    2007
                                                                                11.90             12.94        464,613    2006
                                                                                11.84             11.90        523,882    2005
                                                                                10.93             11.84        551,695    2004
                                                                                 9.13             10.93        634,312    2003
                                                                                 9.16              9.13        366,897    2002
                                                                                 9.20              9.16        144,869    2001
------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                 $15.78            $18.26         62,186    2010
                                                                                12.43             15.78         69,878    2009
                                                                                21.78             12.43         80,212    2008
                                                                                18.37             21.78         98,696    2007
                                                                                16.30             18.37        106,831    2006
                                                                                14.96             16.30        127,835    2005
                                                                                13.29             14.96        135,411    2004
                                                                                10.00             13.29         69,728    2003
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
------------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM /Portfolio -- Service Class 2                           $11.13            $12.47         16,929    2010
                                                                                 8.79             11.13         19,067    2009
                                                                                12.58              8.79          6,943    2008
                                                                                11.12             12.58         28,146    2007
                                                                                10.55             11.12         35,778    2006
                                                                                10.35             10.55         17,366    2005
                                                                                10.00             10.35          5,018    2004
------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                    $ 9.79            $11.34        100,581    2010
                                                                                 7.20              9.79         46,782    2009
                                                                                11.13              7.20          5,410    2008
                                                                                10.41             11.13          5,932    2007
                                                                                10.00             10.41            858    2006
------------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $11.10            $12.76         732,559   2010
                                                                          8.34             11.10         941,948   2009
                                                                         14.80              8.34       1,095,502   2008
                                                                         12.83             14.80       1,372,507   2007
                                                                         11.72             12.83       1,455,577   2006
                                                                         10.22             11.72       1,963,370   2005
                                                                          9.03             10.22       1,534,400   2004
                                                                          7.16              9.03       1,537,437   2003
                                                                          8.06              7.16         895,781   2002
                                                                          9.37              8.06         477,904   2001
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $12.61            $14.63           5,707   2010
                                                                          9.45             12.61           5,926   2009
                                                                         16.39              9.45           5,854   2008
                                                                         15.62             16.39           9,496   2007
                                                                         13.96             15.62          14,338   2006
                                                                         11.77             13.96          15,253   2005
                                                                         11.82             11.77           3,172   2004
                                                                         10.00             11.82              --   2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $10.22            $11.55         784,675   2010
                                                                          8.01             10.22         809,466   2009
                                                                         14.24              8.01       1,038,097   2008
                                                                         14.31             14.24       1,266,143   2007
                                                                         12.14             14.31       1,637,923   2006
                                                                         11.70             12.14       1,576,509   2005
                                                                         10.70             11.70       1,693,431   2004
                                                                          8.37             10.70       1,769,007   2003
                                                                         10.28              8.37       1,265,192   2002
                                                                         11.03             10.28         568,943   2001
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 5.40            $ 6.57         369,192   2010
                                                                          4.29              5.40         710,143   2009
                                                                          8.29              4.29         473,806   2008
                                                                          6.66              8.29         895,343   2007
                                                                          6.35              6.66         774,262   2006
                                                                          6.13              6.35         929,258   2005
                                                                          6.04              6.13       1,110,577   2004
                                                                          4.64              6.04       1,340,627   2003
                                                                          6.77              4.64         977,369   2002
                                                                          8.39              6.77         601,639   2001
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 8.25            $ 9.29         174,491   2010
                                                                          6.61              8.25         223,379   2009
                                                                         11.57              6.61         250,077   2008
                                                                         10.53             11.57         306,585   2007
                                                                          9.49             10.53         427,251   2006
                                                                          8.99              9.49         526,173   2005
                                                                          8.66              8.99         596,098   2004
                                                                          7.14              8.66         618,389   2003
                                                                          8.74              7.14         499,808   2002
                                                                          9.77              8.74         273,462   2001
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.87            $11.50          25,147   2010
                                                                          9.58             10.87          18,040   2009
                                                                         10.10              9.58           5,421   2008
                                                                         10.00             10.10          11,689   2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $17.71            $22.38         535,621   2010
                                                                                   12.89             17.71         550,927   2009
                                                                                   21.71             12.89         627,974   2008
                                                                                   19.15             21.71         848,344   2007
                                                                                   17.33             19.15       1,050,824   2006
                                                                                   14.94             17.33       1,454,718   2005
                                                                                   12.19             14.94       1,375,146   2004
                                                                                    8.97             12.19       1,378,035   2003
                                                                                   10.14              8.97         869,911   2002
                                                                                   10.70             10.14         401,906   2001
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 9.91            $12.30          23,653   2010
                                                                                    6.41              9.91          17,033   2009
                                                                                   13.39              6.41          17,634   2008
                                                                                   12.92             13.39          47,813   2007
                                                                                   11.33             12.92          16,127   2006
                                                                                   11.25             11.33          14,070   2005
                                                                                   10.00             11.25          12,831   2004
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.35            $12.57         370,579   2010
                                                                                    8.52             11.35         237,784   2009
                                                                                   12.32              8.52         306,800   2008
                                                                                   12.08             12.32         358,236   2007
                                                                                   10.39             12.08         744,366   2006
                                                                                   10.00             10.39         107,413   2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.00            $ 8.67          47,806   2010
                                                                                    6.25              8.00         276,670   2009
                                                                                    9.91              6.25          83,496   2008
                                                                                   10.00              9.91           6,886   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $13.13            $14.36          78,417   2010
                                                                                   10.60             13.13          83,868   2009
                                                                                   17.15             10.60          82,828   2008
                                                                                   16.86             17.15          92,650   2007
                                                                                   14.49             16.86         180,552   2006
                                                                                   13.33             14.49              --   2005
                                                                                   12.04             13.33              --   2004
                                                                                    9.79             12.04              --   2003
                                                                                   10.00              9.79              --   2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.11            $ 8.56          29,929   2010
                                                                                    6.29              8.11          38,257   2009
                                                                                   11.10              6.29          44,399   2008
                                                                                   11.04             11.10          60,808   2007
                                                                                   10.00             11.04          39,146   2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 9.87            $10.83         152,284   2010
                                                                                    8.01              9.87         186,797   2009
                                                                                   12.15              8.01         237,845   2008
                                                                                   11.23             12.15         311,204   2007
                                                                                    9.69             11.23         385,152   2006
                                                                                    9.47              9.69         453,885   2005
                                                                                    8.79              9.47         512,639   2004
                                                                                    7.21              8.79         532,796   2003
                                                                                    8.90              7.21         393,471   2002
                                                                                    9.92              8.90         170,236   2001
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $11.54            $12.21         160,748   2010
                                                         10.88             11.54         187,403   2009
                                                         11.67             10.88         274,669   2008
                                                         11.33             11.67         340,360   2007
                                                         11.04             11.33         361,635   2006
                                                         11.00             11.04         436,322   2005
                                                         10.82             11.00         492,938   2004
                                                         10.63             10.82         554,816   2003
                                                         10.00             10.63         210,526   2002
-------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 $15.39            $19.09         348,283   2010
                                                         11.07             15.39         424,380   2009
                                                         18.11             11.07         511,315   2008
                                                         16.36             18.11         684,101   2007
                                                         15.36             16.36         776,083   2006
                                                         13.98             15.36         893,696   2005
                                                         12.26             13.98       1,009,553   2004
                                                          9.38             12.26       1,103,741   2003
                                                         11.06              9.38         771,373   2002
                                                         11.22             11.06         321,367   2001
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $10.89            $10.70         671,207   2010
                                                         11.05             10.89         882,575   2009
                                                         10.99             11.05       2,754,638   2008
                                                         10.66             10.99         833,118   2007
                                                         10.36             10.66         980,539   2006
                                                         10.25             10.36         941,971   2005
                                                         10.33             10.25         935,517   2004
                                                         10.43             10.33       1,313,799   2003
                                                         10.46             10.43       1,678,021   2002
                                                         10.23             10.46         674,855   2001
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $ 8.20            $ 8.99         324,170   2010
                                                          6.01              8.20         403,081   2009
                                                          9.65              6.01         476,237   2008
                                                          9.32              9.65         573,495   2007
                                                          8.70              9.32         669,176   2006
                                                          8.73              8.70         761,023   2005
                                                          8.30              8.73         881,899   2004
                                                          6.55              8.30         966,939   2003
                                                          8.44              6.55         450,870   2002
                                                          9.45              8.44         202,801   2001
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $16.37            $20.76          56,044   2010
                                                         12.27             16.37          61,602   2009
                                                         19.51             12.27          76,242   2008
                                                         23.32             19.51         102,609   2007
                                                         17.83             23.32         252,184   2006
                                                         16.23             17.83         189,695   2005
                                                         12.47             16.23         189,430   2004
                                                         10.00             12.47          61,108   2003
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $ 7.49            $ 8.45       1,050,095   2010
                                                          6.03              7.49       1,288,651   2009
                                                          9.80              6.03       1,559,533   2008
                                                          9.49              9.80       1,949,629   2007
                                                          8.36              9.49       2,352,066   2006
                                                          8.14              8.36       2,653,349   2005
                                                          7.50              8.14       3,100,715   2004
                                                          5.95              7.50       3,272,335   2003
                                                          7.79              5.95       2,112,774   2002
                                                          9.04              7.79       1,090,510   2001
-------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                          $13.67            $17.13         274,431
                                                                                    10.62             13.67         321,880
                                                                                    17.32             10.62         371,641
                                                                                    17.21             17.32         479,075
                                                                                    15.45             17.21         613,828
                                                                                    14.35             15.45         717,615
                                                                                    12.68             14.35         817,395
                                                                                    10.39             12.68         814,268
                                                                                    12.27             10.39         519,808
                                                                                    11.35             12.27         180,924
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                              $12.54            $13.51         183,779
                                                                                    10.56             12.54         217,251
                                                                                    15.19             10.56         298,332
                                                                                    13.84             15.19         421,620
                                                                                    12.37             13.84         405,285
                                                                                    12.14             12.37         410,721
                                                                                    11.42             12.14         400,903
                                                                                    10.00             11.42         170,107
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                              $ 9.57            $10.29          21,521
                                                                                     8.07              9.57          22,207
                                                                                    11.63              8.07          27,949
                                                                                    10.60             11.63          23,540
                                                                                    10.00             10.60           2,515
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                               $ 8.98            $ 9.74         346,856
                                                                                     6.94              8.98         402,416
                                                                                    11.05              6.94         488,977
                                                                                    10.41             11.05         604,993
                                                                                     9.12             10.41       1,055,853
                                                                                     9.05              9.12         916,135
                                                                                     8.51              9.05       1,040,573
                                                                                     7.02              8.51       1,078,606
                                                                                     8.85              7.02         781,339
                                                                                     9.83              8.85         374,492
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $ 9.50            $11.67         171,099
                                                                                     6.43              9.50          19,708
                                                                                    10.00              6.43              --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 9.02            $ 9.87           5,779
                                                                                     7.01              9.02           3,129
                                                                                    10.00              7.01             317
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 8.66            $ 9.30          26,052
                                                                                     7.59              8.66          31,396
                                                                                    10.00              7.59          17,714
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.00            $10.91          20,775
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.29            $11.67          38,751
                                                                                    10.58             11.29          17,617
                                                                                    10.00             10.58          11,414
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $ 9.79            $11.92           8,729
                                                                                     7.46              9.79          17,142
                                                                                    10.00              7.46          14,137
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $10.36            $11.97          32,301
                                                                                     7.23             10.36          21,641
                                                                                    10.00              7.23          19,665
------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                    2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
                                                                             2001
---------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                        2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                         2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
                                                                             2001
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares         $ 8.54            $10.39           9,488   2010
                                                                          6.57              8.54           6,817   2009
                                                                         10.00              6.57           4,589   2008
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                      $10.67            $13.11          50,186   2010
                                                                          8.15             10.67          92,338   2009
                                                                         13.17              8.15          90,635   2008
                                                                         12.98             13.17         133,873   2007
                                                                         11.37             12.98         122,233   2006
                                                                         10.00             11.37          65,992   2005
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                  $12.44            $13.22         863,660   2010
                                                                         10.08             12.44       1,050,391   2009
                                                                         12.21             10.08       1,171,412   2008
                                                                         11.27             12.21       1,536,355   2007
                                                                         10.38             11.27       1,909,756   2006
                                                                          9.81             10.38       2,161,691   2005
                                                                          9.21              9.81       2,354,393   2004
                                                                          8.24              9.21       2,480,504   2003
                                                                          8.98              8.24       1,870,682   2002
                                                                          9.61              8.98         972,435   2001
-----------------------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Service Shares                                $ 5.03            $ 6.21         148,254   2010
                                                                          3.54              5.03         190,557   2009
                                                                          6.42              3.54         240,203   2008
                                                                          5.37              6.42         303,204   2007
                                                                          4.82              5.37         412,899   2006
                                                                          4.37              4.82         444,464   2005
                                                                          3.69              4.37         469,051   2004
                                                                          2.79              3.69         480,588   2003
                                                                          3.95              2.79         452,800   2002
                                                                          6.65              3.95         381,042   2001
-----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                     $ 9.20            $ 9.63         231,050   2010
                                                                          6.41              9.20         333,974   2009
                                                                         11.71              6.41         371,018   2008
                                                                          8.72             11.71         476,794   2007
                                                                          8.13              8.72         390,031   2006
                                                                          7.34              8.13         417,769   2005
                                                                          6.33              7.34         423,577   2004
                                                                          5.36              6.33         456,190   2003
                                                                          6.48              5.36         425,619   2002
                                                                          8.44              6.48         362,737   2001
-----------------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                         $ 4.00            $ 4.89          40,990   2010
                                                                          2.59              4.00          46,493   2009
                                                                          4.71              2.59          42,976   2008
                                                                          3.94              4.71          71,684   2007
                                                                          3.71              3.94         122,949   2006
                                                                          3.39              3.71         173,502   2005
                                                                          3.43              3.39         242,282   2004
                                                                          2.38              3.43         462,088   2003
                                                                          4.10              2.38         312,596   2002
                                                                          6.65              4.10         186,649   2001
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
  Janus Portfolio -- Service Shares                                                   $ 5.83            $ 6.55        132,415
                                                                                        4.36              5.83        153,187
                                                                                        7.38              4.36        182,239
                                                                                        6.54              7.38        249,365
                                                                                        5.99              6.54        355,350
                                                                                        5.86              5.99        422,265
                                                                                        5.72              5.86        487,446
                                                                                        4.42              5.72        584,284
                                                                                        6.14              4.42        608,554
                                                                                        8.32              6.14        515,074
---------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                                $13.33            $16.38         81,307
                                                                                        7.57             13.33        113,506
                                                                                       16.13              7.57        138,916
                                                                                       12.82             16.13        196,837
                                                                                        8.89             12.82        281,806
                                                                                        6.86              8.89        348,894
                                                                                        5.88              6.86        407,154
                                                                                        4.44              5.88        491,068
                                                                                        6.09              4.44        446,632
                                                                                        8.09              6.09        265,015
---------------------------------------------------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                                               $ 5.37            $ 6.10        202,280
                                                                                        3.98              5.37        238,540
                                                                                        7.33              3.98        271,582
                                                                                        6.82              7.33        331,138
                                                                                        5.88              6.82        456,730
                                                                                        5.67              5.88        565,814
                                                                                        5.52              5.67        650,822
                                                                                        4.54              5.52        813,414
                                                                                        6.21              4.54        828,210
                                                                                        8.17              6.21        627,518
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $11.97            $14.68         15,445
                                                                                        9.08             11.97         16,127
                                                                                       15.54              9.08         22,990
                                                                                       15.75             15.54         35,789
                                                                                       14.47             15.75         33,227
                                                                                       13.42             14.47         32,094
                                                                                       12.55             13.42         23,103
                                                                                       10.00             12.55         14,123
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 7.70            $ 8.48         32,457
                                                                                        6.38              7.70             --
                                                                                        9.98              6.38          3,420
                                                                                       10.00              9.98          3,420
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --              $ 7.52            $ 8.62         44,077
   Class I                                                                              5.91              7.52         54,995
                                                                                        9.49              5.91         67,189
                                                                                       10.00              9.49         95,426
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                        $ 6.08            $ 6.70        230,801
                                                                                        4.45              6.08        268,732
                                                                                        7.18              4.45        310,959
                                                                                        6.58              7.18        360,776
                                                                                        6.24              6.58        391,634
                                                                                        6.09              6.24        450,161
                                                                                        5.68              6.09        525,479
                                                                                        4.71              5.68        651,519
                                                                                        6.64              4.71        573,720
                                                                                        8.98              6.64        330,477
---------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
  Janus Portfolio -- Service Shares                                             2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
                                                                                2001
------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                          2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
                                                                                2001
------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                                         2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
                                                                                2001
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --        2010
   Class I                                                                      2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
                                                                                2001
------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares              $ 8.46            $ 9.22        160,815    2010
                                                                       6.80              8.46        188,711    2009
                                                                      10.37              6.80        194,565    2008
                                                                       9.59             10.37        238,727    2007
                                                                       8.65              9.59        327,043    2006
                                                                       8.22              8.65        401,810    2005
                                                                       7.53              8.22        470,590    2004
                                                                       6.29              7.53        469,872    2003
                                                                       8.11              6.29        373,713    2002
                                                                       9.84              8.11        242,201    2001
--------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                $ 8.41            $11.23        256,840    2010
                                                                       5.25              8.41        260,497    2009
                                                                       8.83              5.25        222,756    2008
                                                                       8.78              8.83        241,076    2007
                                                                       7.91              8.78        301,238    2006
                                                                       7.66              7.91        353,914    2005
                                                                       7.34              7.66        435,178    2004
                                                                       5.60              7.34        712,546    2003
                                                                       8.35              5.60        400,653    2002
                                                                       8.96              8.35        156,596    2001
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $12.46            $13.43         19,704    2010
                                                                      10.77             12.46         17,874    2009
                                                                      14.10             10.77         23,904    2008
                                                                      13.80             14.10         26,508    2007
                                                                      12.58             13.80         11,461    2006
                                                                      12.47             12.58         17,432    2005
                                                                      11.43             12.47             --    2004
                                                                      10.02             11.43             --    2003
                                                                      10.00             10.02             --    2002
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $14.45            $16.12        219,426    2010
                                                                      11.06             14.45        270,833    2009
                                                                      18.10             11.06        372,122    2008
                                                                      14.43             18.10        403,871    2007
                                                                      11.21             14.43        501,223    2006
                                                                       9.78             11.21        505,301    2005
                                                                       7.66              9.78        575,845    2004
                                                                       5.75              7.66        648,698    2003
                                                                       7.59              5.75        496,130    2002
                                                                      10.22              7.59        301,037    2001
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     $ 8.18            $ 9.06         36,915    2010
                                                                       6.84              8.18         37,853    2009
                                                                      12.35              6.84         41,406    2008
                                                                      12.14             12.35         43,925    2007
                                                                      11.14             12.14         69,772    2006
                                                                      10.93             11.14         51,593    2005
                                                                      10.00             10.93         38,413    2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $12.05            $12.93         19,273    2010
                                                                       8.51             12.05         30,472    2009
                                                                      15.93              8.51         36,591    2008
                                                                      14.23             15.93         65,461    2007
                                                                      13.44             14.23         76,170    2006
                                                                      13.04             13.44         82,309    2005
                                                                      12.44             13.04         94,147    2004
                                                                       9.69             12.44         42,456    2003
                                                                      10.00              9.69             --    2002
--------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                            $11.02            $12.53         409,865
                                                                                       8.04             11.02         453,701
                                                                                      13.71              8.04         594,175
                                                                                      13.15             13.71         721,006
                                                                                      11.40             13.15         820,724
                                                                                      10.17             11.40       1,153,921
                                                                                       8.70             10.17       1,331,643
                                                                                       6.19              8.70       1,056,467
                                                                                       8.12              6.19         676,228
                                                                                       9.40              8.12         277,166
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                  $ 7.70            $ 8.76         390,646
                                                                                       6.12              7.70         417,948
                                                                                      10.14              6.12         548,784
                                                                                       9.90             10.14         672,666
                                                                                       8.78              9.90         852,673
                                                                                       8.45              8.78         950,345
                                                                                       7.87              8.45       1,118,871
                                                                                       6.33              7.87       1,266,450
                                                                                       7.95              6.33         990,225
                                                                                       9.02              7.95         467,291
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                        $15.08            $18.24          54,348
                                                                                      11.21             15.08          88,486
                                                                                      18.39             11.21          83,598
                                                                                      18.98             18.39         132,603
                                                                                      16.83             18.98         113,804
                                                                                      15.61             16.83         109,124
                                                                                      13.32             15.61         185,187
                                                                                       9.40             13.32          81,505
                                                                                      10.00              9.40              --
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                      $10.54            $13.17           3,770
                                                                                       8.11             10.54           2,618
                                                                                      16.24              8.11           4,688
                                                                                      15.58             16.24           6,531
                                                                                      15.43             15.58          11,337
                                                                                      14.02             15.43          11,056
                                                                                      11.94             14.02          17,296
                                                                                       9.68             11.94          12,831
                                                                                      10.00              9.68              --
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                        $11.21            $12.45         345,272
                                                                                       9.39             11.21          72,901
                                                                                      11.36              9.39          49,846
                                                                                      10.69             11.36         320,971
                                                                                      10.40             10.69          18,955
                                                                                      10.00             10.40          35,450
--------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares         $14.04            $14.98          32,491
                                                                                      12.36             14.04          43,860
                                                                                      12.88             12.36          62,369
                                                                                      12.65             12.88         100,995
                                                                                      12.59             12.65         115,939
                                                                                      12.18             12.59         144,543
                                                                                      11.74             12.18         130,804
                                                                                      11.68             11.74         149,794
                                                                                      10.98             11.68          79,278
                                                                                      10.38             10.98          14,331
--------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                      2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
-----------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                            2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
-----------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                  2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                  2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares   2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
-----------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $14.59            $16.41         502,076   2010
                                                                              10.58             14.59         671,421   2009
                                                                              14.07             10.58         580,409   2008
                                                                              13.83             14.07         659,153   2007
                                                                              12.90             13.83         797,134   2006
                                                                              12.60             12.90       1,062,236   2005
                                                                              11.70             12.60       1,176,552   2004
                                                                               9.69             11.70       1,210,345   2003
                                                                               9.98              9.69         535,120   2002
                                                                               9.92              9.98         208,422   2001
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.25            $18.93         246,330   2010
                                                                              18.35             17.25         328,862   2009
                                                                              15.92             18.35         416,466   2008
                                                                              14.76             15.92         493,544   2007
                                                                              14.84             14.76         627,801   2006
                                                                              14.41             14.84         772,088   2005
                                                                              13.63             14.41         905,838   2004
                                                                              13.35             13.63       1,058,694   2003
                                                                              11.55             13.35       1,074,449   2002
                                                                              11.10             11.55         384,122   2001
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.73            $12.14         324,859   2010
                                                                              10.53             11.73         295,940   2009
                                                                              10.76             10.53         182,948   2008
                                                                              10.19             10.76          86,108   2007
                                                                               9.97             10.19          23,897   2006
                                                                              10.00              9.97           9,412   2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $16.30            $17.33       1,385,004   2010
                                                                              14.54             16.30       1,704,680   2009
                                                                              14.12             14.54       1,936,745   2008
                                                                              13.21             14.12       2,223,156   2007
                                                                              12.94             13.21       2,627,840   2006
                                                                              12.85             12.94       3,074,875   2005
                                                                              12.46             12.85       3,313,052   2004
                                                                              12.07             12.46       3,889,625   2003
                                                                              11.26             12.07       2,700,174   2002
                                                                              10.57             11.26         806,266   2001
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $ 3.66            $ 4.26         117,507   2010
                                                                               2.45              3.66         194,926   2009
                                                                               4.29              2.45         149,339   2008
                                                                               3.70              4.29         188,501   2007
                                                                               3.56              3.70         248,365   2006
                                                                               3.58              3.56         327,185   2005
                                                                               3.33              3.58         452,751   2004
                                                                               2.33              3.33         772,371   2003
                                                                               3.88              2.33         332,441   2002
                                                                               6.08              3.88         218,066   2001
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $13.70            $15.01           2,250   2010
                                                                               9.77             13.70           2,464   2009
                                                                              15.92              9.77           3,335   2008
                                                                              14.52             15.92           5,206   2007
                                                                              14.57             14.52           4,929   2006
                                                                              13.00             14.57          19,902   2005
                                                                              12.11             13.00           2,866   2004
                                                                              10.00             12.11           1,833   2003
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $18.55            $19.58         64,914    2010
                                                                 11.99             18.55         93,519    2009
                                                                 20.13             11.99         18,753    2008
                                                                 18.59             20.13         24,648    2007
                                                                 16.65             18.59        133,064    2006
                                                                 13.97             16.65         29,503    2005
                                                                 12.31             13.97            403    2004
                                                                 10.00             12.31            171    2003
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $20.56            $25.77        108,433    2010
                                                                 11.86             20.56        202,732    2009
                                                                 25.77             11.86         68,496    2008
                                                                 17.75             25.77         94,182    2007
                                                                 14.84             17.75         54,494    2006
                                                                 10.00             14.84         17,172    2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.59         15,410    2010
---------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION

                                                                                                                      PAGE
THE COMPANY.......................................................................................................... B-3

THE SEPARATE ACCOUNT................................................................................................. B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT................................................................... B-4

THE CONTRACTS........................................................................................................ B-4
   Transfer of Annuity Units......................................................................................... B-4
   Net Investment Factor............................................................................................. B-4

TERMINATION OF PARTICIPATION AGREEMENTS.............................................................................. B-4

CALCULATION OF PERFORMANCE DATA...................................................................................... B-5
   Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio.................................................................................. B-5
   Other Subaccounts................................................................................................. B-6
   Other Performance Data............................................................................................ B-7

TAX MATTERS.......................................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company........................................................... B-7
   IRS Required Distributions........................................................................................ B-8

GENERAL PROVISIONS................................................................................................... B-8
   Using the Contracts as Collateral................................................................................. B-8
   The Beneficiary................................................................................................... B-8
   Non-Participating................................................................................................. B-8
   Misstatement of Age or Gender..................................................................................... B-8
   Incontestability.................................................................................................. B-8
   Statement of Values............................................................................................... B-8
   Trust as Owner or Beneficiary..................................................................................... B-9
   Written Notice.................................................................................................... B-9

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS........................................................ B-9

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY............................................................ B-9

EXPERTS.............................................................................................................. B-9

FINANCIAL STATEMENTS................................................................................................. B-9

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 (RetireReady/SM/ Choice) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date